PAGE 1
                              SECURITIES AND EXCHANGE COMMISSION

                                    Washington, D.C.  2049

                                           Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Pre-Effective Amendment No.

Post-Effective Amendment No.  15   (File No. 33-30770)          X

                                            and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)


Amendment No.   19   (File No. 811-5897)                        X

IDS MARKET ADVANTAGE SERIES, INC.
IDS Tower 10, Minneapolis, Minnesota  55440
Leslie L. Ogg - 901 Marquette Avenue South, Suite 2810,
Minneapolis, MN 55402-3268 (612) 330-9283


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

     immediately upon filing pursuant to paragraph (b)
  X  on March 29, 1996 pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a)(i) on (date) pursuant to paragraph (a)(i)
     75 days after filing pursuant to paragraph (a)(ii) on (date) paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24-f of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended January 31, 1996 will be filed on or about March 29, 1996.

PAGE 2
Cross reference sheet showing the location in its prospectus and the Statement of Additional Information of the information called for by the items enumerated in Parts A and B of Form N-1A.

Negative answers omitted from prospectus are so indicated.

          PART A                                                     PART B

                  Section                                                     Section in
  Item No.        in Prospectus                               Item No.        Statement of Additional Information
     1            Cover page of prospectus                      10           Cover page of SAI

     2(a)         Sales charge and Fund expenses                11           Table of Contents
      (b)         The Fund in brief
      (c)         The Fund in brief                             12           NA

     3(a)         Financial highlights                          13(a)        Additional Investment Policies; all
      (b)         NA                                                           appendices except Dollar-Cost Averaging
      (c)         Performance                                     (b)        Additional Investment Policies
      (d)         Financial highlights                            (c)        Additional Investment Policies
                                                                  (d)        Portfolio Transactions
     4(a)         The Fund in brief; Investment policies and
                    risks; How the Fund is organized            14(a)        Directors and officers of the Fund;**
      (b)         Investment policies and risks                                Directors and officers
      (c)         Investment policies and risks                   (b)        Directors and Officers
                                                                  (c)        Directors and Officers
     5(a)         Directors and officers; Directors and
                    officers of the Fund (listing)              15(a)        NA
      (b)(i)      Investment manager and transfer agent;          (b)        NA
                  About American Express Financial                (c)        Directors and Officers
                    Corporation -- General Information
      (b)(ii)     Investment manager and transfer agent         16(a)(i)     How the Fund is organized; About American
      (b)(iii)    Investment manager and transfer agent                        Express Financial Corporation**
      (c)         Portfolio manager                               (a)(ii)    Agreements: Investment Management Services
      (d)         Investment manager and transfer agent                         Agreement, Plan and Supplemental
      (e)         Investment manager and transfer agent                         Agreement of Distribution
      (f)         Distributor                                     (a)(iii)   Agreements: Investment Management Services Agreement
      (g)         Investment manager and transfer agent;          (b)        Agreements: Investment Management Services Agreement
                    About American Express Financial              (c)        NA
                    Corporation -- General Information            (d)        Agreements: Administrative Services
                                                                               Agreement, Shareholder Service Agreement
    5A(a)         *                                               (e)        NA
      (b)         *                                               (f)        Agreements: Distribution Agreement
                                                                  (g)        NA
     6(a)         Shares; Voting rights                           (h)        Custodian; Independent Auditors
      (b)         NA                                              (i)        Agreements:  Transfer Agency Agreement; Custodian
      (c)         NA
      (d)         Voting rights                                 17(a)        Portfolio Transactions
      (e)         Cover page; Special shareholder services        (b)        Brokerage Commissions Paid to Brokers Affiliated
      (f)         Dividends and capital gains distributions;                   with American Express Financial Corporation
                    Reinvestments                                 (c)        Portfolio Transactions
      (g)         Taxes                                           (d)        Portfolio Transactions
      (h)         Alternative sales arrangements                  (e)        Portfolio Transactions

     7(a)         Distributor                                   18(a)        Shares; Voting rights**
      (b)         Valuing Fund shares                             (b)        NA
      (c)         How to purchase, exchange or redeem shares
      (d)         How to purchase shares                        19(a)        Investing in the Fund
      (e)         NA                                              (b)        Valuing Fund Shares; Investing in the Fund
      (f)         Distributor                                     (c)        NA

     8(a)         How to redeem shares                          20           Taxes
      (b)         NA
      (c)         How to purchase shares:  Three ways to invest 21(a)        Agreements: Distribution Agreement
      (d)         How to purchase, exchange or redeem shares:     (b)        Agreements: Distribution Agreement
                    Redemption policies -- "Important..."         (c)        NA

     9            None                                          22(a)        Performance Information (for money market
                                                                               funds only)
                                                                  (b)       Performance Information (for all funds except
                                                                               money market funds)

                                                                23          Financial Statements
*Designates information is located in annual report.
**Designates location in prospectus.
/TABLE

PAGE 3
IDS Blue Chip Advantage Fund

Prospectus
March 29, 1996

The goal of IDS Blue Chip Advantage Fund, a part of IDS Market Advantage Series, Inc., is to achieve a long-term total return exceeding that of the U.S. stock market. The Fund invests in common stocks that are included in a broad market index.

This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.

Additional facts about the Fund are in a Statement of Additional
Information (SAI), filed with the Securities and Exchange
Commission. The SAI, dated March 29, 1996, is incorporated here by reference. For a free copy, contact American Express Shareholder
Service.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN THE FUND INVOLVE INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
612-671-3733
TTY:  800-846-4852

The Fund in brief
       Goal
       Types of Fund investments and their risks
       Manager and distributor
       Portfolio manager
       Alternative purchase arrangements

Sales charge and Fund expenses

Performance
       Financial highlights
       Total returns

Investment policies and risks
       Facts about investments and their risks
       Alternative investment option
       Valuing Fund shares

How to purchase, exchange or redeem shares
       Alternative purchase arrangements
       How to purchase shares
       How to exchange shares
       How to redeem shares
       Reductions and waivers of the sales charge

Special shareholder services
       Services
       Quick telephone reference

Distributions and taxes
       Dividend and capital gain distributions
       Reinvestments
       Taxes
       How to determine the correct TIN

How the Fund is organized
       Shares
       Voting rights
       Shareholder meetings
       Board members and officers
       Investment manager and transfer agent
       Distributor

About American Express Financial Corporation
       General information

PAGE 5
The Fund in brief

Goal

IDS Blue Chip Advantage Fund (the Fund) seeks to provide shareholders with a long-term total return exceeding that of the U.S. stock market. Currently, the Standard & Poor's 500 Stock Price Index (S&P 500) is the market index used to measure the total return of the U.S. stock market. Because any investment involves risk, achieving this goal cannot be guaranteed. Only shareholders can change the goal.

Types of Fund investments and their risks

The Fund is a diversified mutual fund that invests in U.S. and foreign common stocks that are included in the market index. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries. The investments are based on industry classifications and individual stock analysis. The Fund also invests in derivative instruments and money market instruments.

The investments the Fund makes may involve certain risks. In general, blue chip stocks are considered to represent a lower investment risk and price volatility than non-blue chip stocks.

Manager and distributor

The Fund is managed by American Express Financial Corporation
(AEFC), a provider of financial services since 1894. AEFC currently manages more than $49 billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Fund are sold through American Express Financial Advisors Inc., a wholly owned subsidiary of AEFC.

Portfolio manager

Guru Baliga joined AEFC in 1991 as a research analyst. He became portfolio manager of this Fund in September 1994. He also is portfolio manager of IDS Advisory accounts. Prior to joining AEFC, he had been a research analyst at McDonald & Company.

Alternative purchase arrangements

The Fund offers its shares in three classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to a contingent deferred sales charge (CDSC) on redemptions made within six years of purchase and an annual distribution (12b-1) fee. Class Y shares are sold without a sales charge to qualifying institutional investors.

PAGE 6
Sales charge and Fund expenses

Shareholder transaction expenses are incurred directly by an investor on the purchase or redemption of Fund shares. Fund operating expenses are paid out of Fund assets for each class of shares. Operating expenses are reflected in the Fund's daily share price and dividends, and are not charged directly to shareholder accounts.

Shareholder transaction expenses
                                       Class A   Class B   Class Y
Maximum sales charge on purchases*
(as a percentage of offering price).......5%        0%        0%
Maximum deferred sales charge
imposed on redemptions (as a
percentage of original purchase price)....0%        5%        0%

Annual Fund operating expenses**
(% of average daily net assets):

                                       Class A   Class B   Class Y
Management fee                         0.44%     0.44%     0.44%
12b-1 fee                              0.00%     0.75%     0.00%
Other expenses***                      0.54%     0.55%     0.36%
Total                                  0.98%     1.74%     0.80%

*This charge may be reduced depending on your total investments in IDS funds. See "Reductions of the sales charge."

**Expenses for Class A are based on actual expenses for the last fiscal year, restated to reflect current fees. Expenses for Class B and Class Y are based on actual annualized expenses for the period from March 20, 1995 to Jan. 31, 1996.

***Other expenses include an administrative services fee, a shareholder services fee for Class A and Class B, a transfer agency fee and other non-advisory expenses.

Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

                    1 year       3 years      5 years   10 years
Class A             $59          $80          $101      $164
Class B             $68          $95          $114      $185**
Class B*            $18          $55          $ 94      $185**
Class Y             $ 8          $26          $ 44      $ 99

PAGE 7
*Assuming Class B shares are not redeemed at the end of the period. **Based on conversion of Class B shares to Class A shares after eight years.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Expense information in this table for Class A shares has been restated to reflect estimates of Fund expenses from changes in fees approved by shareholders in November 1994. Because Class B pays annual distribution (12b-1) fees, long-term shareholders of Class B may indirectly pay an equivalent of more than a 6.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

Performance

Financial highlights

                          IDS Blue Chip Advantage Fund

                           Fiscal period ended Jan. 31,
                           Per share income and capital changes*

                                            Class A
                             1996    1995    1994    1993    1992    1991**
Net asset value,            $5.97   $6.58   $6.20   $5.96   $5.25   $5.00
beginning of period
                           Income from investment operations:
Net investment income         .11     .11     .10     .10     .12     .10

Net gains (losses)           2.18    (.13)    .79     .50     .96     .25
(both realized
and unrealized)

Total from investment        2.29    (.02)    .89     .60    1.08     .35
operations
                           Less distributions:
Dividends from net          (.11)    (.11)  (.10)    (.09)   (.12)   (.10)
investment income

Distributions from          (.53)    (.48)  (.41)    (.27)   (.25)     --
realized gains

Total distributions         (.64)    (.59)  (.51)    (.36)   (.37)   (.10)

Net asset value,            $7.62   $5.97   $6.58   $6.20   $5.96   $5.25
end of period
                           Ratios/supplemental data
                             1996    1995    1994    1993    1992    1991**
                                            Class A
Net assets, end of period    $247    $151    $148    $124     $85     $36
(in millions)

Ratio of expenses to         .96%    .89%   1.03%   1.10%   1.11%+   .85%+
average daily net assets

Ratio of net income         1.68%   1.77%   1.59%   1.63%   2.01%+  2.93%#+
to average daily net assets

Portfolio turnover rate      126%    122%    156%    202%    154%    103%
(excluding short-term
securities)

Total return++              39.0%   (0.2%)  14.7%   10.2%   21.2%    7.0%

PAGE 8
                         *For a share outstanding throughout the period. Rounded to the nearest cent.

                          **Inception date. Period from March 5, 1990 to Jan. 31, 1991.
                           +During portions of the fiscal periods ended Jan. 31, 1992 and 1991, AEFC voluntarily reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses and net investment income would have been
                            1.17% and 1.95% in 1992 and 1.35% and 2.39% in 1991.
                          ++Total return does not reflect payment of a sales charge.
                           #Adjusted to an annual basis.

                           IDS Blue Chip Advantage Fund

                           Performance
                           Financial highlights

                           Fiscal period ended Jan. 31,
                           Per share income and capital changes*

                           Class B**       Class Y**
                             1996            1996
Net asset value,            $6.30           $6.30
beginning of period
                           Income from investment operations:
Net investment income         .07             .11

Net gains (both realized     1.83            1.86
and unrealized)

Total from investment        1.90            1.97
operations
                           Less distributions:
Dividends from net           (.08)           (.12)
investment income

Distributions from           (.53)           (.53)
realized gains

Total distributions          (.61)           (.65)


Net asset value,            $7.59           $7.62
end of period
                           Ratios/supplemental data
                           Class B**       Class Y**
                             1996            1996

Net assets, end of            $42             $28
period (in millions)

Ratio of expenses to         1.74%+           .80%+
average daily net assets

Ratio of net income           .81%+          1.75%+
to average
daily net assets

Portfolio turnover rate       126%            126%
(excluding short-term
securities)

Total return***              30.3%           31.3%

                           *For a share outstanding throughout the period. Rounded to the nearest cent.
                          **Inception date was March 20, 1995 for Class B and Class Y.
                         ***Total return does not reflect payment of a sales charge.
                           +Adjusted to an annual basis.


PAGE 9
The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

Average annual total returns as of Jan. 31, 1996

Purchase              1 year    5 years    Since
made                  ago       ago        inception*
Blue Chip:
  Class A             +32.06%   +15.10%    +13.93%

S&P 500               +38.44%   +16.34%    +14.47%

*March 5, 1990

Cumulative total returns as of Jan. 31, 1996

Purchase              1 year    5 years    Since
made                  ago       ago        inception*
Blue Chip:
  Class A             +32.06%   +102.01%   +116.20%

S&P 500               +38.44%   +113.14%   +122.42%

*March 5, 1990

These examples show total returns from hypothetical investments in Class A shares of the Fund. These returns are compared to those of a popular index for the same periods. Total returns for Class A, Class B and Class Y for the period from March 20, 1995 to Jan. 31, 1996 were +24.58%, +25.34% and +31.31%, respectively. March 20,
1995 was the inception date for Class B and Class Y. Total return for Class A is shown for comparative purposes. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges although not other differences in expenses.

PAGE 10
For purposes of calculation, information about the Fund assumes:
o      a sales charge of 5% for Class A shares
o redemption at the end of the period and deduction of the applicable contingent deferred sales charge for Class B shares
o      no sales charge for Class Y shares
o no adjustments for taxes an investor may have paid on the reinvested income and capital gains
o a period of widely fluctuating securities prices. Returns shown should not be considered a representation of the Fund's future performance.

S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Investment policies and risks

The Fund invests in common stocks of companies that make up a market index. That index is currently the S&P 500. The Fund will not own stocks of all of the companies in the market index nor will the assets be invested in ways to produce the same market results as the index.

Investment strategy: The investment manager will establish one or more industry classifications for each company whose common stock makes up the market index. The classifications may or may not be the same as the ones given to a company by others. Stocks will be classified into one of at least 25 industries.

Normally, the Fund will own stock of 100 or more companies. Cash positions are invested in money market instruments. To the extent practicable, the Fund's total assets are fully invested in stocks with 65% of those being blue chip stocks.

Research analysts employed by the investment manager evaluate companies and assign ratings to each stock based on their opinion of the attractiveness of investing. In structuring the portfolio, the investment manager selects stocks based on the research analyst's recommendations for a particular stock, the weighting of the stock and its industry group in the index, dividend yield, historical volatility and other measures that relate to the stock's historical and expected performance. The portfolio's structure will resemble, not mirror, the index while seeking to maximize the Fund's expected total return relative to the index. The composition of the Fund's portfolio is reviewed at least quarterly to keep the portfolio's structure similar (but not identical) to the index and take advantage of the investment analyst's ratings of the stocks. The dividend yield of the Fund's portfolio, before management fees and expenses are deducted, is expected to be comparable to that of the market index.

The various types of investments the portfolio manager uses to achieve investment performance are described in more detail in the next section and in the SAI.

PAGE 11
Facts about investments and their risks

Common stocks:  Common stocks are subject to market fluctuations.
Stocks of larger, established companies that pay dividends may be less volatile than the stock market as a whole.

Blue chip stocks: Blue chip stocks are common stocks included in the market index used by the Fund and issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries.

Foreign investments: The Fund may invest only in foreign securities that are included in the market index, or which will be included in the index in the near future, or in Canadian money market instruments. Foreign investments are subject to political and economic risks of the countries in which the investments are made, including the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. The Fund may invest up to 20% of its total assets in foreign investments included in the market index.

Derivative instruments: Derivative instruments are used to achieve total return characteristics of the market index. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from an index. A small change in the value of the underlying index will cause a sizable gain or loss in the price of the derivative instrument. The Fund will designate cash or appropriate liquid assets to cover its portfolio obligations. No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. The Fund is not limited as to the percentage of its assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For further information, see the futures appendix in the SAI.

Securities and derivative instruments that are illiquid: A security or derivative instrument is illiquid if it cannot be sold quickly in the normal course of business. No more than 10% of the Fund's net assets will be held in securities and derivative instruments that are illiquid.

Money market instruments: Short-term debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and to hold assets until the next restructuring of the portfolio.

Exceptions to purchasing stock in an index: First, if an announcement is made that a stock will be added to the index, the Fund may buy it before it is actually added. Second, if a stock is removed from the index, the Fund may continue to hold it for a short time. Third, the Fund may receive a distribution of a stock not included in the index from a company whose common stock it owns, in which case the stock may be held for a short time. PAGE 12
Fourth, the Fund cannot buy stock of American Express Company because it is the parent company of the investment manager.

The investment policies described above may be changed by the board. The investment manager may change the investment strategy without approval from a majority of the outstanding voting securities or the board.

Lending portfolio securities: The Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of the Fund's net assets.

Market index: Should the current market index become unavailable for use by the Fund, the board will select a new index to measure the long-term total returns of the U.S. stock market. Shareholders will be given as much notice of such a change as is practicable under the circumstances.

Alternative investment option

In the future, the board of the Fund may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's assets would be invested in an investment company with the same goal as the Fund, rather than invested directly in a portfolio of securities.

Valuing Fund shares

The public offering price is the net asset value (NAV) plus the sales charge for Class A. It is the NAV for Class B and Class Y.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open).

To establish the net assets, all securities are valued as of the close of each business day. In valuing assets:

o Securities (except bonds) and assets with available market values are valued on that basis.

o Securities maturing in 60 days or less are valued at amortized cost.

o Bonds and assets without readily available market values are valued according to methods selected in good faith by the board.

How to purchase, exchange or redeem shares

PAGE 13
Alternative purchase arrangements

The Fund offers three different classes of shares - Class A, Class B and Class Y. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below. You may choose the class that best suits your circumstances and objectives.

              Sales charge and
              distribution
              (12b-1) fee                 Service fee          Other information
Class A       Maximum initial             0.175% of average    Initial sales charge
              sales charge of             daily net assets     waived or reduced
              5%; no 12b-1 fee                                 for certain purchases

Class B       No initial sales            0.175% of average    Shares convert to
              charge; maximum CDSC        daily net assets     Class A after eight
              of 5% declines to 0%                             years; CDSC waived in
              after six years; 12b-1                           certain circumstances
              fee of 0.75% of average
              daily net assets

Class Y       None                        None                 Available only to
                                                               certain qualifying
                                                               institutional
                                                               investors

Conversion of Class B shares to Class A shares - Eight calendar years after Class B shares were originally purchased, Class B shares will convert to Class A shares and will no longer be subject to a distribution fee. The conversion will be on the basis of relative net asset values of the two classes, without the imposition of any sales charge. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in a pro rata portion as the Class B shares purchased other than through reinvestment.

Considerations in determining whether to purchase Class A or Class B shares - You should consider the information below in determining whether to purchase Class A or Class B shares. The sales charges and distribution fee (included in "Ongoing expenses") are structured so that you will have approximately the same total return at the end of eight years regardless of which class you chose.

                            Sales charges on purchase or redemption

If you purchase Class A                   If you purchase Class B
shares                                    shares

o You will not have all                   o All of your money is
of your purchase price                    invested in shares of
invested.  Part of your                   stock.  However, you will
purchase price will go                    pay a sales charge if you
to pay the sales charge.                  redeem your shares within

PAGE 14
You will not pay a sales                  six years of purchase.
charge when you redeem
your shares.

o You will be able to                     o No reductions of the
take advantage of                         sales charge are
reductions in the sales                   available for large
charge.                                   purchases.

If your investments in IDS funds that are subject to sales charges total $250,000 or more, you are better off paying the reduced sales charge in Class A than paying the higher fees in Class B. If you qualify for a waiver of the sales charge, you should purchase Class A shares.
                         Ongoing expenses

If you purchase Class A                   If you purchase Class B
shares                                    shares

o Your shares will have                   o The distribution and
a lower expense ratio                      transfer agency fees for
than Class B shares                        Class B will cause your
because Class A does not                   shares to have a higher
pay a distribution fee                     expense ratio and to pay
and the transfer agency                    lower dividends than
fee for Class A is lower                   Class A shares.  After
than the fee for Class B.                  eight years, Class B
As a result, Class A shares                shares will convert to
will pay higher dividends                  Class A shares and will
than Class B shares.                       no longer be subject to
                                           higher fees.

You should consider how long you plan to hold your shares and whether the accumulated higher fees and CDSC on Class B shares prior to conversion would be less than the initial sales charge on Class A shares. Also consider to what extent the difference would be offset by the lower expenses on Class A shares. To help you in this analysis, the example in the "Sales charge and Fund expenses" section of the prospectus illustrates the charges applicable to each class of shares.

Class Y shares - Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to either a service fee or a distribution fee. The following investors are eligible to purchase Class Y shares:

       o Qualified employee benefit plans* if the plan:
     - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has
         - at least $10 million in plan assets or
         - 500 or more participants; or
       - does not use daily transfer recordkeeping and has
         - at least $3 million invested in funds of the IDS MUTUAL
         FUND GROUP or
         - 500 or more participants.

PAGE 15
       o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These must have at least $10 million invested in funds of the IDS MUTUAL FUND GROUP.

       o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

* Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

How to purchase shares

If you're investing in this Fund for the first time, you'll need to set up an account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

Important: When opening an account, you must provide AEFC with your correct Taxpayer Identification Number (Social Security or
Employer Identification number).  See "Distributions and taxes."

When you purchase shares for a new or existing account, the price you pay per share is determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Purchase policies:

o Investments must be received and accepted in the Minneapolis headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise, your purchase will be processed the next business day and you will pay the next day's share price.

o The minimums allowed for investment may change from time to time.

o Wire orders can be accepted only on days when your bank, AEFC, the Fund and Norwest Bank Minneapolis are open for business.

o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.

o AEFC and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

o      You must pay any fee the bank charges for wiring.

o The Fund reserves the right to reject any application for any reason.

o If your application does not specify which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

PAGE 16
                                     Three ways to invest
1
By regular account  Send your check and application           Minimum amounts
                    (or your name and account number          Initial investment: $2,000
                    if you have an established account)       Additional
                    to:                                       investments:        $  100
                    American Express Financial Advisors Inc.  Account balances:   $  300*
                    P.O. Box 74                               Qualified retirement
                    Minneapolis, MN  55440-0074               accounts:             none

                    Your financial advisor will help
                    you with this process.

2
By scheduled        Contact your financial advisor            Minimum amounts
investment plan     to set up one of the following            Initial investment: $100
                    scheduled plans:                          Additional
                                                              investments:        $100/mo.
                    o  automatic payroll deduction            Account balances:   none
                                                              (on active plans of
                    o  bank authorization                     monthly payments)
                    o  direct deposit of
                       Social Security check

                    o  other plan approved by the Fund

3
By wire             If you have an established account,       If this information is not
                    you may wire money to:                    included, the order may be
                                                              rejected and all money
                    Norwest Bank Minneapolis                  received by the Fund, less
                    Routing No. 091000019                     any costs the Fund or AEFC
                    Minneapolis, MN                           incurs, will be returned
                    Attn:  Domestic Wire Dept.                promptly.

                    Give these instructions:                  Minimum amounts
                    Credit IDS Account #00-30-015             Each wire investment: $1,000
                    for personal account # (your
                    account number) for (your name).

*If your account balance falls below $300, you will be asked in writing to bring it up to $300 or establish a scheduled investment plan.  If you don't do so within 30 days, your shares can be redeemed and the proceeds mailed to you.

How to exchange shares

You can exchange your shares of the Fund at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state. Exchanges into IDS Tax-Free Money Fund must be made from Class A shares. For complete information, including fees and expenses, read the prospectus carefully before exchanging into a new fund.

If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.

For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot create a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.

PAGE 17
How to redeem shares

You can redeem your shares at any time.  American Express
Shareholder Service will mail payment within seven days after receiving your request.

When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value, minus any applicable sales charge, at the close of business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business, the price per share will be the net asset value, minus any applicable sales charge, at the close of business on the next business day.

A redemption is a taxable transaction. If your proceeds from your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability.
Redeeming shares held in an IRA or qualified retirement account may subject you to certain federal taxes, penalties and reporting requirements. Consult your tax advisor.

                    Two ways to request an exchange or redemption of shares
1
By letter                         Include in your letter:
                                  o  the name of the fund(s)
                                  o  the class of shares to be exchanged or redeemed
                                  o  your account number(s) (for exchanges, both funds must be registered in the same ownership)
                                  o  your Taxpayer Identification Number (TIN)
                                  o  the dollar amount or number of shares you want to exchange or redeem
                                  o  signature of all registered account owners
                                  o  for redemptions, indicate how you want your money delivered to you
                                  o  any paper certificates of shares you hold

                                  Regular mail:
                                         American Express Shareholder Service
                                         Attn:  Redemptions
                                         P.O. Box 534
                                         Minneapolis, MN  55440-0534

                                  Express mail:
                                         American Express Shareholder Service
                                         Attn:  Redemptions
                                         733 Marquette Ave.
                                         Minneapolis, MN  55402

2
By phone
American Express Telephone        o  The Fund and AEFC will honor any telephone exchange or redemption request believed to be
Transaction Service:              authentic and will use reasonable procedures to confirm that they are.  This includes
800-437-3133 or                   asking identifying questions and tape recording calls.  If reasonable
612-671-3800                      procedures are not followed, the Fund or AEFC will be liable for any loss resulting from fraudulent requests.
                                  o  Phone exchange and redemption privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request these privileges
                                  NOT apply by writing American Express Shareholder Service.  Each registered owner must sign the request.
                                  o  AEFC answers phone requests promptly, but you may experience delays when call volume is high.  If you are unable to get through, use mail procedure as an alternative.
                                  o  Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
                                  o  Phone privileges may be modified or discontinued at any time.

                                  Minimum amount
                                  Redemption:   $100

                                  Maximum amount
                                  Redemption:  $50,000
/TABLE

PAGE 18
Exchange policies:

o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

o Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.

o AEFC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Redemption policies:

o A "change of mind" option allows you to change your mind after requesting a redemption and to use all or part of the proceeds to purchase new shares in the same class from which you redeemed. If you reinvest in Class A, you will purchase the new shares at net asset value rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 30 days of the date your redemption request was received. Include your account number and mention this option. This privilege may be limited or withdrawn at any time, and it may have tax consequences.

o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.

Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AEFC that your check has cleared.)

                     Three ways to receive payment when you redeem shares

1
By regular or express mail                      o  Mailed to the address on record.
                                                o  Payable to names listed on the account.
PAGE 19
                                                   NOTE:  The express mail delivery charges
                                                   you pay will vary depending on the
                                                   courier you select.

2
By wire                                         o  Minimum wire redemption:  $1,000.
                                                o  Request that money be wired to your bank.
                                                o  Bank account must be in the same
                                                   ownership as the IDS fund account.

                                                   NOTE:  Pre-authorization required.  For
                                                   instructions, contact your financial
                                                   advisor or American Express Shareholder Service.

3
By scheduled payout plan                        o  Minimum payment:  $50.
                                                o  Contact your financial advisor or American Express
                                                   Shareholder Service to set up regular
                                                   payments to you on a monthly, bimonthly,
                                                   quarterly, semiannual or annual basis.
                                                o  Purchasing new shares while under a payout
                                                   plan may be disadvantageous because of
                                                   the sales charges.

Reductions and waivers of the sales charge
Class A - initial sales charge alternative

On purchases of Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment         Sales charge as a
                         percent of:*

                         Public    Net
                         offering  amount
                         price     invested

Up to $50,000             5.0%       5.26%
Next $50,000              4.5        4.71
Next $400,000             3.8        3.95
Next $500,000             2.0        2.04
$1,000,000 or more        0.0        0.00

* To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, amounts for each applicable increment must be totaled. See the SAI.

Reductions of the sales charge on Class A shares

Your sales charge may be reduced, depending on the totals of:

o  the amount you are investing in this Fund now,

o  the amount of your existing investment in this Fund, if any, and

o the amount you and your immediate family (spouse or unmarried children under 21) are investing or have in other funds in the IDS MUTUAL FUND GROUP that carry a sales charge.

Other policies that affect your sales charge:

PAGE 20
o  IDS Tax-Free Money Fund and Class A shares of IDS Cash
Management Fund do not carry sales charges. However, you may count investments in these funds if you acquired shares in them by exchanging shares from IDS funds that carry sales charges.

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for all shares purchased through that plan.

o If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent.

For more details, see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o Current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses and unmarried children under 21.

o Current or retired American Express financial advisors, their spouses and unmarried children under 21.

o Qualified employee benefit plans* using a daily transfer recordkeeping system offering participants daily access to IDS funds.

(Participants in certain qualified plans for which the initial sales charge is waived may be subject to a deferred sales charge of up to 4% on certain redemptions. For more information, see the SAI.)

o Shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption.

o Purchases made within 30 days after a redemption of shares (up to the amount redeemed):
   - of a product distributed by American Express Financial Advisors in a qualified plan subject to a deferred sales charge or
   - in a qualified plan where American Express Trust Company has a recordkeeping, trustee, investment management or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the amount of the redemption and the date on which it occurred.

o Purchases made with dividend or capital gain distributions from another fund in the IDS MUTUAL FUND GROUP that has a sales charge.

o  Purchases made through American Express Strategic Portfolio
Service (total amount of all investments made in the Strategic
Portfolio Service must be at least $50,000).

o  Purchases made under the University of Texas System ORP.

*Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

Class B - contingent deferred sales charge alternative

Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of calendar years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after a purchase:

If a redemption is                  The percentage rate
made during the                     for the CDSC is:

First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are redeeming reduces the current net asset value of your investment in Class B shares below the total dollar amount of all your purchase payments during the last six years (including the year in which your redemption is made), the CDSC is based on the lower of the redeemed purchase payments or market value.

The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 4% because a redemption after 15 months would take place during the second year after purchase.

Because the CDSC is imposed only on redemptions that reduce the total of your purchase payments, you never have to pay a CDSC on any amount you redeem that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, when determining the rate of any CDSC, your redemption will be made from the oldest purchase payment you made. Of course, once a purchase payment is considered to have been redeemed, the next amount redeemed is the next oldest purchase payment. By redeeming the oldest purchase payments first, lower CDSCs are imposed than would otherwise be the case.

Waivers of the contingent deferred sales charge

The CDSC on Class B shares will be waived on redemptions of shares:

o In the event of the shareholder's death,
o Purchased by any board member, officer or employee of a fund or AEFC or its subsidiaries,
o Held in a trusteed employee benefit plan,
o Held in IRAs or certain qualified plans for which American
Express Trust Company acts as custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:
       - at least 59-1/2 years old, and
       - taking a retirement distribution (if the redemption is part of a transfer to an IRA or qualified plan in a product distributed by American Express Financial Advisors, or a custodian-to-custodian transfer to a product not distributed by American Express Financial Advisors, the CDSC will not be waived), or
       - redeeming under an approved substantially equal periodic payment arrangement.

For investors in Class A shares who have over $1 million invested in one year, the 1% CDSC on redemption of those shares will be waived in the same circumstances described for Class B.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, AEFC provides these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information - which simplifies tax calculations.

A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.

PAGE 23
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:   800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current Fund prices and performance, account values and recent account transactions
National/Minnesota:   800-272-4445
Mpls./St. Paul area:  671-1630

Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any net gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions

The Fund's net investment income from dividends and interest is distributed to you at the end of each calendar quarter as dividends. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. The Fund realizes long-term capital gains whenever it sells securities held for more than one year for a higher price than it paid for them. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. Before they're distributed, both net investment income and net long-term capital gains are included in the value of each share. After they're distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)

Dividends for each class will be calculated at the same time, in the same manner and will be the same amount prior to deduction of expenses. Expenses attributable solely to a class of shares will be paid exclusively by that class. Class B shareholders will receive lower per share dividends than Class A and Class Y shareholders because expenses for Class B are higher than for Class PAGE 24
A or Class Y. Class A shareholders will receive lower per share dividends than Class Y shareholders because expenses for Class A are higher than for Class Y.

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o you request the Fund in writing or by phone to pay distributions to you in cash, or

o you direct the Fund to invest your distributions in any publicly available IDS fund for which you've previously opened an account. You pay no sales charge on shares purchased through reinvestment from this Fund into any IDS fund.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive only those declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares.

Taxes

Distributions are subject to federal income tax and also may be subject to state and local taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates a tax liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

PAGE 25
Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account at AEFC.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o      a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o      criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN
                                                 Use the Social Security or
For this type of account:                        Employer Identification number
                                                 of:

Individual or joint account                      The individual or individuals
                                                 listed on the account

Custodian account of a minor                     The minor
(Uniform Gifts/Transfers to
Minors Act)

A living trust                                   The grantor-trustee (the person
                                                 who puts the money into the
                                                 trust)

An irrevocable trust, pension                    The legal entity (not the
trust or estate                                  personal representative or
                                                 trustee, unless no legal entity
                                                 is designated in the account
                                                 title)

Sole proprietorship                              The owner

Partnership                                      The partnership

Corporate                                        The corporation

Association, club or                             The organization
tax-exempt organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for Federal Form W-9, "Request for Taxpayer Identification Number and Certification."
PAGE 26
Important: This information is a brief and selective summary of certain federal tax rules that apply to this Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Fund is organized

IDS Market Advantage Series, Inc., of which IDS Blue Chip Advantage Fund is a part, is an open-end management investment company, as defined in the Investment Company Act of 1940. It was incorporated on Aug. 25, 1989 in Minnesota. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

Shares

The Fund is owned by its shareholders. The Fund issues shares in three classes - Class A, Class B and Class Y. Each class has different sales arrangements and bears different expenses. Each class represents interests in the assets of the Fund. Par value is one cent per share. Both full and fractional shares can be issued.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Fund have cumulative voting rights. Each class has exclusive voting rights with respect to the provisions of the Fund's distribution plan that pertain to a particular class and other matters for which separate class voting is appropriate under applicable law.

Shareholder meetings

The Fund does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove board members.

Board members and officers

Shareholders elect a board that oversees the operations of the Fund and chooses its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. The board members also serve on the boards of all of the other funds in the IDS MUTUAL FUND GROUP, except for Mr. Dudley, who is a board member of all publicly offered funds.

Board members and officers of the Fund

President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.

Independent board members

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Donald M. Kendall
Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Senior counsellor for national and international affairs, The
Reader's Digest Association, Inc.

Lewis W. Lehr
Former chairman and chief executive officer, Minnesota Mining and Manufacturing Company (3M).

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board and chief executive officer, The Valspar
Corporation.

Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Refer to the SAI for the board members' and officers' biographies.

Investment manager and transfer agent

The Fund pays AEFC for managing its portfolio, providing administrative services and serving as transfer agent (handling shareholder accounts).

Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold (subject to the direction and control of the board). Under the current agreement, effective March 20, 1995, the Fund pays AEFC a fee for these services based on the average daily net assets of the Fund, as follows:

     Assets          Annual rate
     (billions)      at each asset level

     First $0.25     0.440%
     Next   0.25     0.415
     Next   0.25     0.390
     Next   0.25     0.365
     Over   1.0      0.340

For the fiscal year ended Jan. 31, 1996, under the current and prior agreements, the Fund paid AEFC a total investment management fee of 0.45% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at an annual rate of 0.04% decreasing in gradual percentages to 0.02% as assets increase.

In addition, under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

       o   Class A   $15
       o   Class B   $16
       o   Class Y   $15

PAGE 29
Distributor

The Fund has an exclusive distribution agreement with American Express Financial Advisors, a wholly owned subsidiary of AEFC. Financial advisors representing American Express Financial Advisors provide information to investors about individual investment programs, the Fund and its operations, new account applications and exchange and redemption requests. The cost of these services is paid partially by the Fund's sales charges.

Persons who buy Class A shares pay a sales charge at the time of purchase. Prior to March 20, 1995, the date when the Fund began offering more than one class of shares, the Fund paid an account-based distribution fee. That fee is part of Class A's total expenses shown below and was 0.01% of average daily net assets for the fiscal year ended Jan. 31, 1996. Persons who buy Class B shares are subject to a contingent deferred sales charge on a redemption in the first six years and pay an asset-based sales charge (also known as a 12b-1 plan) of 0.75% of the Fund's average daily net assets. For the fiscal period from March 20, 1995 to Jan. 31, 1996, the asset-based sales charge paid by Class B shareholders was 0.75% of average daily net assets. Class Y shares are sold without a sales charge and without an asset-based sales charge.

Financial advisors may receive different compensation for selling Class A, Class B and Class Y shares. Portions of the sales charge also may be paid to securities dealers who have sold the Fund's shares or to banks and other financial institutions. The amounts of those payments range from 0.8% to 4% of the Fund's offering price depending on the monthly sales volume.

Under a Shareholder Service Agreement, the Fund also pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Total expenses paid by the Fund's Class A shares for the fiscal year ended Jan. 31, 1996, restated to reflect current agreements, were 0.98% of its average daily net assets. Annualized expenses for Class B and Class Y were 1.74% and 0.80%, respectively, based on the period from March 20, 1995 (the inception date for Class B and Class Y) to Jan. 31, 1996.

Total fees and expenses (excluding taxes and brokerage commissions) cannot exceed the most restrictive applicable state expense limitation.

PAGE 30
About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

Besides managing investments for all publicly offered funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on Jan. 31, 1996 were more than $131 billion.

American Express Financial Advisors serves individuals and businesses through its nationwide network of more than 175 offices and more than 7800 advisors.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company (American Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Fund may pay brokerage commissions to broker-dealer affiliates of American Express and AEFC.

                               IDS MARKET ADVANTAGE SERIES INC.





                              STATEMENT OF ADDITIONAL INFORMATION

                                             FOR

                                 IDS BLUE CHIP ADVANTAGE FUND

                                        March 29, 1996


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the Annual Report which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534.

This SAI is dated March 29, 1996, and it is to be used with the prospectus dated March 29, 1996, and the Annual Report for the fiscal year ended Jan. 31, 1996.

PAGE 32
                                       TABLE OF CONTENTS

Goal and Investment Policies.........................See Prospectus

Additional Investment Policies................................p. 3

Portfolio Transactions........................................p. 6

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation........................p. 7

Performance Information.......................................p. 7

Valuing Fund Shares...........................................p. 8

Investing in the Fund.........................................p.10

Redeeming Shares..............................................p.14

Pay-out Plans.................................................p.15

Taxes.........................................................p.16

Agreements....................................................p.17

Board Members and Officers....................................p.21

Custodian.....................................................p.25

Independent Auditors..........................................p.25

Financial Statements..............................See Annual Report

Prospectus....................................................p.25

Appendix A:  Stock Index Futures Contracts and
Related Call Options..........................................p.26

Appendix B:  Dollar-Cost Averaging............................p.31

PAGE 33
ADDITIONAL INVESTMENT POLICIES

These are investment policies in addition to those presented in the prospectus. Unless holders of a majority of the outstanding voting securities agree to make the change the Fund will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make a loan of any part of its assets to American Express
Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

PAGE 34
'Lend Fund securities in excess of 30% of its net assets. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

Unless changed by the board, the Fund will not:

'Buy on margin or sell short, but it may make margin payments in connection with transactions in stock index futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market value. For purposes of this policy, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

'Invest in a company to control or manage it.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its net assets in warrants. Under one state's law no more than 2% of the Fund's net assets may be invested in warrants not listed on the New York or American Stock
Exchange.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Purchase securities of an issuer if the board members and officers of the Fund and of AEFC hold more than a certain percentage of the issuer's outstanding securities. The holdings of all board members and officers of the Fund and of AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one

PAGE 35
reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Fund may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Fund also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a PAGE 36 repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

For a discussion on stock index futures contracts and related call options, see Appendix A.

PORTFOLIO TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC has determined that due to the unique nature of the Fund it is in the best interest of this Fund to execute through a single or a limited number of brokers at an agreed upon favorable commission rate.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund in the IDS MUTUAL FUND GROUP. AEFC carefully monitors compliance with its Code of Ethics.

The Fund paid total brokerage commissions of $ -0- for the fiscal year ended Jan. 31, 1996, $190,235 for fiscal year 1995, and $307,934 for fiscal year 1994. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the fiscal year ended Jan. 31, 1996, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                          Value of Securities
                          Owned at End of
Name of Issuer            Fiscal Year
Bank America              $1,697,850
First Chicago              1,206,330
Nations Bank               1,145,950
Dean Witter                5,520,111
Morgan Stanley Group         481,012

PAGE 37
The portfolio turnover rate was 126% in the fiscal year ended
Jan. 31, 1996, and 122% in fiscal year 1995.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN
EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (American Express) (of which AEFC is a wholly owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the Fund's board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and
(ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn AEFC will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance for the Fund. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)n = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)
PAGE 38
The total return of the S&P 500 is calculated by several sources.
The Fund will use the total return as calculated by Standard &
Poor's Corporation (S&P) to measure the U.S. stock market. The total return is calculated by adding dividend income to price appreciation. For periods after 1987, total return on the S&P 500 is determined by reinvesting cash dividends paid on stocks on the ex-dividend date - that is, the date on or after which a sales of stock does not carry with it the right to a dividend already declared. For periods before 1988, S&P calculated total return by compiling actual dividends on a quarterly basis and assumed they were reinvested as of the end of a particular quarter. S&P also makes adjustments for special dividends, such as stock dividends.
The percentage changes for the indexes other than the S&P 500 reflect reinvestment of all distributions on a quarterly basis and changes in market prices. The percentage changes for all the indexes exclude brokerage commissions or other fees. By comparison, the Fund will incur such fees and other expenses.

Aggregate total return

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:
                             ERV - P
                                P

where:    P  =  a hypothetical initial payment of $1,000
        ERV  =  ending redeemable value of a hypothetical $1,000
                payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING FUND SHARES

The value of an individual share for each class is determined by using the net asset value before shareholder transactions for the day. On Feb. 1, 1996, the first business day following the end of the fiscal year, the computation looked like this:

            Net assets before                       Shares outstanding               Net asset value
            shareholder transactions                at end of previous day           of one share
Class A        $248,266,499               divided by  32,495,615            equals   $7.64
Class B          41,720,445                            5,475,124                      7.62
Class Y          27,691,386                            3,624,527                      7.64

PAGE 39

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's board.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

PAGE 40
'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The New York Stock Exchange, AEFC and the Fund will be closed on the following holidays: New Year's Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUND

Sales Charge

Shares of the Fund are sold at the public offering price determined at the close of business on the day an application is accepted.
The public offering price is the net asset value of one share plus a sales charge, if applicable. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the net asset value. For Class A, the public offering price for an investment of less than $50,000, made Feb. 1, 1996, was determined by dividing the net asset value of one share, $7.64, by 0.95 (1.00-
0.05 for a maximum 5% sales charge) for a public offering price of $8.04. The sales charge is paid to American Express Financial Advisors by the person buying the shares.

Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                       Within each increment,
                                         sales charge as a
                                           percentage of:
                             Public                      Net
Amount of Investment       Offering Price           Amount Invested

First     $   50,000           5.0%                      5.26%
Next          50,000           4.5                       4.71
Next         400,000           3.8                       3.95
Next         500,000           2.0                       2.04
$1,000,000 or more             0.0                       0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

PAGE 41
For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                               On total investment, sales
                                             charge as a percentage of
                                        Public                         Net
                                   Offering Price              Amount Invested
Amount of Investment                            ranges from:
First    $   50,000                        5.00%                       5.26%
More than    50,000 to   100,000      5.00-4.50                   5.26-4.71
More than   100,000 to   500,000      4.50-3.80                   4.71-3.95
More than   500,000 to   999,999      3.80-2.00                   3.95-2.04
$1,000,000 or more                    0.00                        0.00

The initial sales charge is waived for certain qualified plans that meet the requirements described in the prospectus. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The deferred sales charge on certain redemptions will be waived if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                   Number of Participants

Total Plan Assets                 1-99        100 or more

Less than $1 million               4%             0%

$1 million or more                 0%             0%
_________________________________________________________

PAGE 42
Class A - Reducing the Sales Charge

Sales charges are based on the total amount of your investments in the Fund. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

The total amount invested includes any shares held in the Fund in the name of a member of your immediate family (spouse and unmarried children under 21). For instance, if your spouse already has invested $20,000 and you want to invest $40,000, your total amount invested will be $60,000 and therefore you will pay the lower charge of 4.5% on $10,000 of the $40,000.

Until a spouse remarries, the sales charge is waived for spouses and unmarried children under 21 of deceased board members, officers or employees of the Fund or AEFC or its subsidiaries and deceased advisors.

The total amount invested also includes any investment you or your immediate family already have in the other publicly offered funds in the IDS MUTUAL FUND GROUP where the investment is subject to a sales charge. For example, suppose you already have an investment of $25,000 in IDS Growth Fund and $5,000 in this Fund. If you invest $40,000 more in this Fund, your total amount invested in the funds will be $70,000 and therefore $20,000 of your $40,000 investment will incur a 4.5% sales charge.

Finally, Individual Retirement Account (IRA) purchases, or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for shares purchased through that plan.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing an LOI may be used to reach the $1 million total, excluding Cash Management Fund and Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you'll just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

PAGE 43
Here's an example. You file a LOI to invest $1 million and make an investment of $100,000 at that time. You pay the normal 5% sales charge on the first $50,000 and 4.5% sales charge on the next $50,000 of this investment. Let's say you make a second investment of $900,000 (bringing the total up to $1 million) one month before the 13-month period is up. On the date that you bring your total to $1 million, AEFC makes an adjustment to your account. The adjustment is made by crediting your account with additional shares, in an amount equivalent to the sales charge previously paid.

Systematic Investment Programs

After you make your initial investment of $2,000 or more, you can arrange to make additional payments of $100 or more on a regular basis. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time. If there is no obligation, why do it? Putting money aside is an important part of financial planning. With a systematic investment program, you have a goal to work for.

How does this work? Your regular investment amount will purchase more shares when the net asset value per share decreases, and fewer shares when the net asset value per share increases. Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

The systematic investment program itself cannot ensure a profit, nor can it protect against a loss in a declining market. If you decide to discontinue the program and redeem your shares when their net asset value is less than what you paid for them, you will incur a loss.

For a discussion on dollar-cost averaging, see Appendix B.

Automatic Directed Dividends

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into one fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

PAGE 44
Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express
Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse);

Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors
Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read its prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

'The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The SEC, under the provisions of the Investment Company Act of 1940 (the 1940 Act), as amended, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in the prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write or call American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, 612-671-3733. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

PAGE 46
Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose.
This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

TAXES

If you buy shares in the Fund and then exchange into another fund, it is considered a sale and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

Retirement Accounts

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a sale of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge PAGE 47 applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the fiscal year ended Jan. 31, 1996, 25.20% of the Fund's net investment income dividends qualified for the corporate deduction.

Capital gain distributions received by individual and corporate shareholders, if any, should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or if 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

The Fund has an Investment Management Services Agreement with AEFC. For its services, AEFC is paid a fee based on the following schedule:

Assets              Annual rate at
(billions)          each asset level

First $0.25             0.440%
Next   0.25             0.415
Next   0.25             0.390
Next   0.25             0.365
Over   1.0              0.340
PAGE 48

On Jan. 31, 1996, the daily rate applied to the Fund's net assets was equal to 0.44% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the prior and current agreements, the total amount paid was $951,438 for the fiscal year ended Jan. 31, 1996, $706,350 for fiscal year 1995, and $678,653 for fiscal year 1994.

Under the current Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; Fund office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities of the Fund; and expenses properly payable by the Fund, approved by the board. Under the prior and current agreements, the Fund paid nonadvisory expenses of $264,215 for the fiscal year ended Jan. 31, 1996, $125,741 for fiscal year 1995, and $254,146 for fiscal year 1994.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

     Assets          Annual rate
     (billions)      each asset level

     First $0.25     0.040%
     Next   0.25     0.035
     Next   0.25     0.030
     Next   0.25     0.025
     Over   1.0      0.020

On Jan. 31, 1996, the daily rate applied to the Fund's net assets was equal to 0.04% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $77,284 for the fiscal period ended Jan. 31, 1996.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with AEFC. This agreement governs AEFC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the PAGE 49
Fund's shares. Under the agreement, AEFC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class
A and Class Y is $15 per year and for Class B is $16 per year. The fees paid to AEFC may be changed from time to time upon agreement of the parties without shareholder approval. Under the agreement, the Fund paid fees of $404,564 for the fiscal year ended Jan. 31, 1996.

Distribution Agreement

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to American Express Financial Advisors daily. These charges amounted to $1,265,670 for the fiscal year ended Jan. 31, 1996. After paying commissions to personal financial advisors, and other expenses, the amount retained was $1,046,290. The amounts were $531,537 and $357,415 for fiscal year 1995, and $556,866 and $216,463 for fiscal year 1994.

Additional information about commissions and compensation for the fiscal year ended Jan. 31, 1996, is contained in the following table:

(1)           (2)             (3)             (4)           (5)
              Net             Compensation
Name of       Underwriting    on Redemption
Principal     Discounts and   and             Brokerage     Other
Underwriter   Commissions     Repurchases     Commissions   Compensation
AEFC             None            None         None          $119,703*

American
Express
Financial
Advisors      $1,265,670         None            None          None

*Distribution fees paid pursuant to the Plan and Agreement of Distribution.

Shareholder Service Agreement

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Plan and Agreement of Distribution

For Class B shares, to help American Express Financial Advisors defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and American Express Financial Advisors entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all PAGE 50 aspects of distributing the Fund's shares except compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND
GROUP. Under the Plan, American Express Financial Advisors is paid a fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by American Express Financial Advisors. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the Investment Company Act of 1940, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the fiscal year ended Jan. 31, 1996, under the prior and current agreements, the Fund paid fees of $119,703.

Total fees and expenses

Total fees and nonadvisory expenses cannot exceed the most restrictive applicable state limitation. Currently, the most restrictive applicable state expense limitation, subject to exclusion of certain expenses, is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million and 1.5% of average daily net assets over $100 million, on an annual basis. At the end of each month, if the fees and expenses of the Fund exceed this limitation for the Fund's fiscal year in progress, AEFC will assume all expenses in excess of the limitation. AEFC then may bill the Fund for such expenses in subsequent months up to the end of that fiscal year, but not after that date. No interest charges are assessed by AEFC for expenses it assumes. The Fund paid total fees and nonadvisory expenses of $2,122,497 for the fiscal year ended Jan. 31, 1996.

PAGE 51
BOARD MEMBERS AND OFFICERS

The following is a list of the Fund's board members who, except for Mr. Dudley, also are board members of all other funds in the IDS MUTUAL FUND GROUP. Mr. Dudley is a board member of all publicly offered funds. All shares have cumulative voting rights with respect to the election of board members.

Lynne V. Cheney'
Born in 1941.
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin, the Interpublic Group of Companies, Inc.
(advertising), and FPL Group, Inc. (holding company for Florida
Power and Light).

William H. Dudley**
Born in 1932.
2900 IDS Tower
Minneapolis, MN

Executive vice president and director of AEFC.

Robert F. Froehlke+
Born in 1922.
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943.
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+'
Born in 1929.
P.O. Box 5724
Minneapolis, MN

President and chief operating officer, Cargill, Incorporated
(commodity merchants and processors) from February 1991 to September 1994. Executive vice president from 1981 to February
1991.

Anne P. Jones
Born in 1935.
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Donald M. Kendall'
Born in 1921.
PepsiCo, Inc.
Purchase, NY

Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Born in 1922.
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Chairman of the board, COMSAT Corporation, former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

Lewis W. Lehr'
Born in 1921.
3050 Minnesota World Trade Center
30 E. Seventh St.
St. Paul, MN

Former chairman of the board and chief executive officer, Minnesota Mining and Manufacturing Company (3M). Director, Jack Eckerd
Corporation (drugstores).  Advisory Director, Peregrine Inc.
(microelectronics).

PAGE 53
William R. Pearce+*
Born in 1927.
901 S. Marquette Ave.
Minneapolis, MN

President of all funds in the IDS MUTUAL FUND GROUP since June
1993.  Former vice chairman of the board, Cargill, Incorporated
(commodity merchants and processors).

Edson W. Spencer+
Born in 1926.
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Chairman of the board, Mayo Foundation (healthcare). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products) and CBS Inc. Member of International Advisory Councils, Robert Bosch (Germany) and NEC (Japan).

John R. Thomas**
Born in 1937.
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

Wheelock Whitney+
Born in 1926.
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934.
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and chief executive officer, The Valspar
Corporation (paints).  Director, Bemis Corporation (packaging),
Donaldson Company (air cleaners & mufflers) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund.
**Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express. The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938.
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Born in 1942.
IDS Tower 10
Minneapolis, MN

Vice president-investments of all funds in the IDS MUTUAL FUND
GROUP.  Director and senior vice president-investments of AEFC.

Melinda S. Urion
Born in 1953.
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the IDS MUTUAL FUND GROUP. Director, senior vice president and chief financial officer of AEFC.
Director and executive vice president and controller of IDS Life
Insurance Company.

Members of the board who are not officers of the Fund or of AEFC receive an annual fee of $250. They also receive attendance and other fees, the cost of which the Fund shares with the other funds in the IDS MUTUAL FUND GROUP. These fees include attendance of meetings of the Board, $1,000; meetings of the Contracts Committee, $750; meetings of the Audit, Executive or Investment Review Committees, $500; meetings of the Personnel Committee, $300; out-of-state, $500; and Chair of the Contracts Committee, $5,000. Expenses for attending those meetings are also reimbursed. Upon retirement, or earlier if for approved reasons, the independent board members receive monthly payments equal to 1/2 of the annual fee divided by 12 for as many months as the board member served on the board up to 120 months or until the date of death. There are no death benefits and the plan is not funded.

PAGE 55
During the fiscal year ended Jan. 31, 1996, the members of the board, for attending up to 26 meetings, received the following compensation:

                                      Compensation Table

                                   Pension or       Estimated
                    Aggregate      Retirement       annual        Total cash
                    compensation   benefits         benefit       compensation
                    from the       accrued as       upon          from the IDS
Board member        Fund           Fund expenses    retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $471           $ 73             $1,250        $68,500
Robert F. Froehlke   518            205                958         70,300
Heinz F. Hutter      458            131                604         68,000
Anne P. Jones        536             51              1,250         71,000
Donald M. Kendall    419              0                708         66,500
Melvin R. Laird      545              0                896         71,300
Lewis W. Lehr        524              0                698         70,500
Edson W. Spencer     605              0                667         74,000
Wheelock Whitney     518             64              1,250         70,300
C. Angus Wurtele     431            127              1,240         67,000

On Jan. 31, 1996, the Fund's board members and officers as a group owned less than 1% of the outstanding shares. During the fiscal year ended Jan. 31, 1996, no board member or officer earned more than $60,000 from this Fund. All board members and officers as a group earned $8,717, including $651 of retirement plan benefits, from this Fund.

CUSTODIAN

The Fund's securities and cash are held by American Express Trust
Company, 1200 Northstar Center West, 625 Marquette Ave.,
Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law.

INDEPENDENT AUDITORS

The financial statements contained in the Annual Report to shareholders for the fiscal year ended Jan. 31, 1996, were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

FINANCIAL STATEMENTS

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1996 Annual Report to shareholders, pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus for IDS Blue Chip Advantage Fund dated March 29,
1996, is hereby incorporated in this SAI by reference.
PAGE 56
APPENDIX A

STOCK INDEX FUTURES CONTRACTS AND RELATED CALL OPTIONS

The Fund may buy stock index futures contracts (futures contracts), buy call options on futures contracts and buy call options on stock indexes.

STOCK INDEX FUTURES CONTRACTS. Stock index futures contracts are commodity contracts listed on commodity exchanges. They include contracts on the Standard & Poor's 500 Stock Index (S&P 500 Index) and other broad stock market indexes such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index, as well as narrower sub-indexes such as the S&P 100 Energy Stock Index and the New York Stock Exchange Utilities Stock Index. A stock index assigns relative values to common stocks included in the index and the index fluctuates with the value of the common stocks so included.

A futures contract is a legal agreement between a buyer or seller and the clearinghouse of a futures exchange in which the parties agree to make a cash settlement on a specified future date in an amount determined by the stock index on the last trading day of the contract. The amount is a specified dollar amount (usually $100 or $500) multiplied by the difference between the index value on the last trading day and the value on the day the contract was struck.

For example, the S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500). Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if the Fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the Fund will gain $500 x (154-150) or $2,000. If the Fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 148 on that future date, the Fund will lose $500 x (150-148) or $1,000.

Unlike the purchase or sale of an equity security, no price would be paid or received by the Fund upon entering into stock index futures contracts. However, the Fund would be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract value. This amount is known as initial margin. The nature of initial margin in futures PAGE 57 transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called variation margin, to and from the broker would be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the contract more or less valuable, a process known as marking to the market. For example, when the Fund enters into a contract in which it benefits from a rise in the value of an index and the price of the underlying stock index has risen, the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying stock index declines, the Fund would be required to make a variation margin payment to the broker equal to the decline in value.

How the Fund Would Use Stock Index Futures Contracts. The Fund intends to use stock index futures contracts and related options for hedging and not for speculation. Hedging permits the Fund to gain rapid exposure to changes in the market. For example, the Fund may find itself with a high cash position because of new purchases of Fund shares. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Fund can obtain immediate exposure to the market. The buying program can then proceed and once it is completed (or as it proceeds), the contracts can be closed.

Special Risks of Transactions in Stock Index Futures Contracts.

1. Liquidity. The Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the Fund. The Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a gain or a loss.

Positions in stock index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts transactions can currently be entered into with respect to the S&P 500 Stock Index on the Chicago Mercantile Exchange. Although the Fund intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the PAGE 58 event of adverse price movements, the Fund would have to make daily cash payments of variation margin. Further, there is no guarantee the price of the securities will correlate with the price movements in the futures contract.

2. Hedging Risks. There are several risks in using stock index futures contracts as a hedging device. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements.
Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. Because of price distortion in the futures market and because of imperfect correlation between movements in stock indexes and movements in prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a short period. In addition, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Options on stock index futures contracts are similar to options on stock except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call) at a specified exercise price at any time during the period of the option. If the option is closed instead of exercised, the holder of the option receives an amount that represents the amount by which the market price of the contract exceeds (in the case of a call) the exercise price of the option on the futures contract. If the option does not appreciate in value prior to the exercise date, the Fund will suffer a loss of the premium paid.

OPTIONS ON STOCK INDEXES. Stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising an option, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEXES. As with options on stocks, the holder of an option on a stock index futures contract or on a stock index may terminate a position by selling an option covering the same contract or index and having the same exercise price and expiration date. Trading in options on stock index futures PAGE 59 contracts and stock indexes began only recently. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. The Fund will not purchase options unless the market for such options has developed sufficiently, so that the risks in connection with options are not greater than the risks in connection with stock index futures contracts transactions themselves. Compared to using futures contracts, purchasing options involves less risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). There may be circumstances, however, when using an option would result in a greater loss to the Fund than using a futures contract, such as when there is no movement in the level of the stock index.

TAX TREATMENT. As permitted under federal income tax laws, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract. If the option is a non-equity, the fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit the fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, the Fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a PAGE 60 daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 61
APPENDIX B

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging

___________________________________________________________________
Regular             Market Price            Shares
Investment          of a Share              Acquired
 $100                $6.00                    16.7
  100                 4.00                    25.0
  100                 4.00                    25.0
  100                 6.00                    16.7
  100                 5.00                    20.0
 $500               $25.00                   103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).

Independent auditors' report

The board and shareholders
IDS Market Advantage Series, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Blue Chip Advantage Fund (a series of IDS Market Advantage Series, Inc.) as of January 31, 1996, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended January 31, 1996, and the financial highlights for each of the years in the five-year period ended January 31, 1996, and for the period from March 5, 1990 (commencement of operations) to January 31, 1991. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Blue Chip Advantage Fund at January 31, 1996, and the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period ended January 31, 1996, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
March 1, 1996

PAGE 63

                         Financial statements
                         Statement of assets and liabilities
                         IDS Blue Chip Advantage Fund
                         Jan. 31, 1996
_____________________________________________________________________________________________________________

                         Assets
_____________________________________________________________________________________________________________
Investments in securities, at value (Note 1)
  (identified cost $289,351,738)                                                                 $331,181,836
Cash in bank on demand deposit                                                                        754,229
Dividends receivable                                                                                  448,698
Receivable for investment securities sold                                                           2,316,644
_____________________________________________________________________________________________________________

Total assets                                                                                      334,701,407
_____________________________________________________________________________________________________________

                         Liabilities
_____________________________________________________________________________________________________________

Payable for investment securities purchased                                                        17,918,835
Accrued investment management services fee                                                              7,307
Accrued distribution fee                                                                                1,640
Accrued service fee                                                                                     2,682
Accrued transfer agency fee                                                                             2,926
Accrued administrative services fee                                                                       656
Other accrued expenses                                                                                114,056
_____________________________________________________________________________________________________________

Total liabilities                                                                                 18,048,102
_____________________________________________________________________________________________________________

Net assets applicable to outstanding capital stock                                               $316,653,305
_____________________________________________________________________________________________________________

                         Represented by
_____________________________________________________________________________________________________________

Capital stock -- authorized 10,000,000,000 shares of $.01 par value                              $    415,953
Additional paid-in capital                                                                        261,338,972
Undistributed net investment income                                                                   283,934
Accumulated net realized gain (Note 1)                                                             12,599,198
Unrealized appreciation of investments and on translation
  of assets and liabilities in foreign currencies (Note 4)                                         42,015,248
_____________________________________________________________________________________________________________

Total -- representing net assets applicable to outstanding capital stock                         $316,653,305
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares:             Class A                                 $247,478,942
                                                         Class B                                 $ 41,563,672
                                                         Class Y                                 $ 27,610,691
Net asset value per share of outstanding capital stock:  Class A 32,495,615                      $       7.62
                                                         Class B  5,475,124                      $       7.59
                                                         Class Y  3,624,527                      $       7.62

See accompanying notes to financial statements.
PAGE 64

                         Statement of operations
                         IDS Blue Chip Advantage Fund
                         Year ended Jan. 31, 1996

                         Investment income
_____________________________________________________________________________________________________________
Income:
Dividends (net of foreign taxes withheld of $60,884)                                              $ 4,724,394
Interest                                                                                              874,430
_____________________________________________________________________________________________________________

Total income                                                                                        5,598,824
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                                    951,438
Distribution fee
  Class A                                                                                              16,556
  Class B                                                                                             103,147
Transfer agency fee                                                                                   402,312
Incremental transfer agency fee - Class B                                                               2,252
Service fee
  Class A                                                                                             281,152
  Class B                                                                                              24,141
Administrative services fee                                                                            77,284
Compensation of board members                                                                           5,999
Compensation of officers                                                                                2,718
Custodian fees                                                                                         28,284
Postage                                                                                                36,753
Registration fees                                                                                     117,626
Reports to shareholders                                                                                47,294
Audit fees                                                                                             19,000
Administrative                                                                                          3,134
Other                                                                                                   9,820
_____________________________________________________________________________________________________________
Total expenses                                                                                      2,128,910
  Earnings credits on cash balances (Note 2)                                                           (6,413)
_____________________________________________________________________________________________________________
Total net expenses                                                                                  2,122,497
_____________________________________________________________________________________________________________
Investment income -- net                                                                            3,476,327
_____________________________________________________________________________________________________________

                         Realized and unrealized gain -- net
_____________________________________________________________________________________________________________
Net realized gain on security and foreign currency transactions
  (including gain of $759 from foreign currency transactions) (Note 3)                             28,245,691
Net realized gain on closed stock index futures contracts                                           2,242,662
_____________________________________________________________________________________________________________
Net realized gain on investments and foreign currency                                              30,488,353
Net change in unrealized appreciation or depreciation of investments and on
  translation of assets and liabilities in foreign currencies                                      37,904,430
_____________________________________________________________________________________________________________
Net gain on investments and foreign currency                                                       68,392,783
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                              $71,869,110
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE

PAGE 65

                         Financial statements
                         Statements of changes in net assets
                         IDS Blue Chip Advantage Fund
                         Year ended Jan. 31,
_____________________________________________________________________________________________________________


                         Operations and distributions                                  1996              1995
_____________________________________________________________________________________________________________
Investment income -- net                                                       $  3,476,327      $  2,523,198
Net realized gain on investments and foreign currency                            30,488,353         6,256,917
Net change in unrealized appreciation or depreciation of investments
  and on translation of assets and liabilities in foreign currencies             37,904,430        (9,051,151)
_____________________________________________________________________________________________________________
Net increase (decrease) in net assets resulting from operations                  71,869,110          (271,036)
_____________________________________________________________________________________________________________
Distributions to shareholders from:
  Net investment income
    Class A                                                                      (2,821,594)       (2,588,135)
    Class B                                                                        (161,630)               --
    Class Y                                                                        (367,124)               --
  Net realized gain
    Class A                                                                     (15,200,366)      (10,968,570)
    Class B                                                                      (2,259,559)               --
    Class Y                                                                      (1,716,563)               --
_____________________________________________________________________________________________________________
Total distributions                                                             (22,526,836)      (13,556,705)
_____________________________________________________________________________________________________________

                         Capital share transactions (Note 5)
_____________________________________________________________________________________________________________
Proceeds from sales
  Class A shares (Note 2)                                                        89,141,849        40,945,271
  Class B shares                                                                 39,708,806                --
  Class Y shares                                                                 28,323,434                --
Reinvestment of distributions at net asset value
  Class A shares                                                                 17,839,828        13,406,634
  Class B shares                                                                  2,399,949                --
  Class Y shares                                                                  2,083,688                --
Payments for redemptions
  Class A shares                                                                (53,709,365)      (36,914,829)
  Class B shares (Note 2)                                                        (2,952,873)               --
  Class Y shares                                                                 (6,906,030)               --
_____________________________________________________________________________________________________________
Increase in net assets from capital share transactions                          115,929,286        17,437,076
_____________________________________________________________________________________________________________
Total increase in net assets                                                    165,271,560         3,609,335

Net assets at beginning of year                                                 151,381,745       147,772,410
_____________________________________________________________________________________________________________
Net assets at end of year
  (including undistributed net investment income of
  $283,934 and $151,766)                                                       $316,653,305      $151,381,745
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE

                       Notes to financial statements
                       IDS Blue Chip Advantage Fund
___________________________________________________________________
1. Summary of significant accounting policies

The Fund is a series of IDS Market Advantage Series, Inc. and registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests in common stocks that are included in a broad market index. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares, which the Fund began offering on March 20, 1995, may be subject to a contingent deferred sales charge. Class B shares automatically convert to Class A after eight years. Class Y shares, which the Fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

PAGE 67
Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy stock index futures contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $6,189 and accumulated net realized gain has been decreased by $759, resulting in a reclassification adjustment to decrease paid-in-capital by $5,430.

Dividends to shareholders

Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

PAGE 68
2. Expenses and sales charges

Under terms of a prior agreement that ended March 19, 1995, the Fund paid American Express Financial Corporation (AEFC) a fee for managing its investments, recordkeeping and other specified services. The fee was a percentage of the Fund's average daily net assets consisting of a group asset charge in reducing percentages from 0.46% to 0.32% annually on the combined net assets of all non-money market funds in the IDS MUTUAL FUND GROUP and an individual annual asset charge of 0.1% of average daily net assets.

Also under the terms of a prior agreement, the Fund paid AEFC a distribution fee at an annual rate of $6 per shareholder account and a transfer agency fee at an annual rate of $15 per shareholder account.

Effective March 20, 1995, when the Fund began offering multiple classes of shares, the Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent as follows:

Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's daily net assets in reducing percentages from 0.44% to 0.34% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services as follows: Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

PAGE 69
Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $1,257,028 for Class A and $8,642 for Class B for the year ended Jan. 31, 1996. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the year ended Jan. 31, 1996, the Fund's custodian and transfer agency fees were reduced by $6,413 as a result of earnings credits from overnight cash balances.

The Fund has a retirement plan for its independent board members. Upon retirement, board members receive monthly payments equal to one-half of the retainer fee for as many months as they served as board members up to 120 months. There are no death benefits. The plan is not funded, but the Fund recognizes the cost of payments during the time board members serve on the board. The retirement plan expense amounted to $651 for the year ended Jan. 31, 1996.

___________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $353,519,430 and $256,233,026, respectively, for the year ended Jan. 31, 1996. Realized gains and losses are determined on an identified cost basis.

___________________________________________________________________
4. Stock index futures contracts

Investments in securities at Jan. 31, 1996, included securities valued at $2,839,750 that were pledged as collateral to cover initial margin deposits on 22 purchase contracts. The market value of the open contracts at Jan. 31, 1996 was $7,017,450 with a net unrealized gain of $185,150.

___________________________________________________________________
5. Capital share transactions

Transactions in shares of capital stock for the years indicated are as follows:

                                      Year ended Jan. 31, 1996               Year ended
                                                                               01/31/95
                                Class A       Class B*         Class Y*         Class A
_______________________________________________________________________________________
Sold                         12,676,537      5,554,078        4,313,563       6,515,919
Issued for reinvested         2,461,505        329,917          287,679       2,259,469
   distributions
Redeemed                     (7,993,183)      (408,871)        (976,715)
(5,876,306)
_______________________________________________________________________________________
Net increase                  7,144,859      5,475,124        3,624,527       2,899,082
_______________________________________________________________________________________
*Inception date was March 20, 1995.
_______________________________________________________________________________________

PAGE 70

6. Financial highlights

"Financial highlights" showing per share data and selected information is presented on pages 7 and 8 of the prospectus.

PAGE 71

                         Investments in securities

                         IDS Blue Chip Advantage Fund                                         (Percentages represent value of
                         Jan. 31, 1996                                                 investments compared to net assets)
_____________________________________________________________________________________________________________________________

Common stocks (97.4%)
_____________________________________________________________________________________________________________________________
Issuer                                                                                   Shares                      Value(a)
_____________________________________________________________________________________________________________________________
Aerospace & defense (3.0%)
Allied Signal                                                                             2,000                  $     99,750
Boeing                                                                                   46,200                     3,586,275
Lockheed Martin                                                                           7,800                       587,925
Loral                                                                                     4,800                       222,000
Raytheon                                                                                 22,800                     1,120,050
Rockwell Intl                                                                            68,300                     4,004,088
                                                                                                                 ____________
Total                                                                                                               9,620,088
_____________________________________________________________________________________________________________________________
Automotive & related (3.9%)
Chrysler                                                                                 61,000                     3,522,750
Dana                                                                                      3,000                        98,625
Ford Motor                                                                              143,000                     4,236,375
General Motors                                                                           88,000                     4,631,000
                                                                                                                 ____________
Total                                                                                                              12,488,750
_____________________________________________________________________________________________________________________________
Banks and savings & loans (8.8%)
Banc One                                                                                 18,600                       704,475
Bank of New York                                                                         19,500                       999,375
BankAmerica                                                                              25,200                     1,697,850
Barnett Banks                                                                            17,100                     1,000,350
Citicorp                                                                                 64,200                     4,742,775
First Chicago                                                                            31,031                     1,206,330
First Union                                                                             125,200                     7,245,950
Great Western Financial                                                                  20,900                       501,600
Mellon Bank                                                                              22,700                     1,203,100
NationsBank                                                                              16,400                     1,145,950
Norwest                                                                                 193,100                     6,637,812
Wells Fargo                                                                               3,500                       821,188
                                                                                                                 ____________
Total                                                                                                              27,906,755
_____________________________________________________________________________________________________________________________
Beverages & tobacco (6.1%)
Anheuser-Busch                                                                           21,100                     1,466,450
Coca-Cola                                                                                74,900                     5,645,588
PepsiCo                                                                                  49,700                     2,963,362
Philip Morris                                                                            98,200                     9,132,600
                                                                                                                 ____________
Total                                                                                                              19,208,000
_____________________________________________________________________________________________________________________________
See accompanying notes to investments in securities.
PAGE 72
Building materials (1.6%)
Louisiana Pacific                                                                         9,300                       237,150
Masco                                                                                    32,200                       941,850
Sherwin-Williams                                                                          7,500                       315,938
Temple-Inland                                                                            11,200                       491,400
Tyco Intl                                                                                75,700                     2,677,888
Weyerhaeuser                                                                              9,900                       456,637
                                                                                                                 ____________
Total                                                                                                               5,120,863
_____________________________________________________________________________________________________________________________
Chemicals (0.6%)
Morton Intl                                                                               1,900                        70,300
Praxair                                                                                  53,500                     1,819,000
                                                                                                                 ____________
Total                                                                                                               1,889,300
_____________________________________________________________________________________________________________________________
Communications equipment (2.7%)
AirTouch Communications                                                                 201,700 (b)                 5,698,025
Northern Telecom                                                                         64,900 (c)                 2,920,500
                                                                                                                 ____________
Total                                                                                                               8,618,525
_____________________________________________________________________________________________________________________________
Computers & office equipment (5.9%)
Cisco Systems                                                                            26,300 (b)                 2,189,475
Compaq Computer                                                                          37,400 (b)                 1,762,475
Computer Associates                                                                      32,150                     2,198,256
First Data                                                                               10,300                       728,725
Hewlett-Packard                                                                          55,800                     4,729,050
Microsoft                                                                                29,300 (b)                 2,710,250
Novell                                                                                    2,300 (b)                    31,050
Oracle Systems                                                                           16,400 (b)                   783,100
Pitney Bowes                                                                             25,400                     1,149,350
Silicon Graphics                                                                         50,000 (b)                 1,406,250
3Com                                                                                     21,300 (b)                   977,138
                                                                                                                 ____________
Total                                                                                                              18,665,119
_____________________________________________________________________________________________________________________________
Electronics (2.6%)
AMP                                                                                      96,800                     3,775,200
Applied Materials                                                                         9,900 (b)                   366,300
Intel                                                                                    66,500                     3,673,086
LSI Logic                                                                                10,200 (b)                   286,875
                                                                                                                 ____________
Total                                                                                                               8,101,461
_____________________________________________________________________________________________________________________________
Energy (5.6%)
Amerada Hess                                                                             29,300                     1,615,162
Royal Dutch Petroleum ADR                                                               115,100 (c)                15,998,900
                                                                                                                 ____________
Total                                                                                                              17,614,062
_____________________________________________________________________________________________________________________________
Energy equipment & services (1.9%)
Fluor                                                                                       200                        13,400
Schlumberger LTD                                                                         87,100 (c)                 6,107,887
                                                                                                                 ____________
Total                                                                                                               6,121,287
_____________________________________________________________________________________________________________________________

PAGE 73
Financial services (1.7%)
Block (H&R)                                                                              11,400                       420,375
Dean Witter, Discover                                                                     9,900                       535,837
Federal Home Loan Mtge                                                                   28,300                     2,423,188
Household Intl                                                                            7,800                       506,025
Morgan Stanley Group                                                                     10,100                       481,012
Travelers                                                                                17,300                     1,137,475
                                                                                                                 ____________
Total                                                                                                               5,503,912
_____________________________________________________________________________________________________________________________
Food (1.3%)
ConAgra                                                                                  59,400                     2,724,975
Ralston-Purina Group                                                                     19,500                     1,255,312
                                                                                                                 ____________
Total                                                                                                               3,980,287
____________________________________________________________________________________________________________________________
Health care (12.2%)
Amer Home Products                                                                       64,100                     6,538,200
Amgen                                                                                    29,300 (b)                 1,761,663
Biomet                                                                                   82,600 (b)                 1,548,750
Boston Scientific                                                                        31,200 (b)                 1,599,000
Bristol-Myers Squibb                                                                     18,800                     1,663,800
Johnson & Johnson                                                                        38,300                     3,676,800
Lilly (Eli)                                                                                 500                        28,750
Medtronic                                                                                47,600                     2,719,150
Merck                                                                                   123,100                     8,647,775
Pharmacia & Upjohn                                                                        6,700                       280,563
Pfizer                                                                                   85,000                     5,843,750
Schering-Plough                                                                          78,700                     4,259,638

____________
Total                                                                                                              38,567,839
_____________________________________________________________________________________________________________________________
Health care services (2.1%)
Service Intl                                                                            104,000                     4,511,000
U.S. HealthCare                                                                          32,200                     2,024,575
                                                                                                                _____________
Total                                                                                                               6,535,575
_____________________________________________________________________________________________________________________________
Household products (1.6%)
Clorox                                                                                   34,000                     2,809,250
Gillette                                                                                 40,100                     2,150,363
                                                                                                                _____________
Total                                                                                                               4,959,613
_____________________________________________________________________________________________________________________________
Industrial equipment & services (4.1%)
Caterpillar                                                                              44,500                     2,864,688
Cincinnati Milacron                                                                      51,400                     1,227,175
Deere                                                                                    88,700                     3,326,250
General Signal                                                                           73,200                     2,470,500
Illinois Tool Works                                                                      47,900                     2,939,863
                                                                                                                 ____________
Total                                                                                                              12,828,476
_____________________________________________________________________________________________________________________________

PAGE 74
Industrial transportation (0.5%)
Burlington Northern Santa Fe                                                                400                        32,750
Union Pacific                                                                            23,600                     1,572,350
                                                                                                                 ____________
Total                                                                                                               1,605,100
_____________________________________________________________________________________________________________________________
Insurance (1.9%)
UNUM                                                                                     95,900                    5,897,850
_____________________________________________________________________________________________________________________________
Leisure time & entertainment (0.7%)
Disney (Walt)                                                                            28,300                     1,818,275
Harrah's Entertainment                                                                      700 (b)                    19,250
Marriott Intl                                                                             6,500                       278,688
Mattel                                                                                    4,000                       129,000
                                                                                                                 ____________
Total                                                                                                               2,245,213
_____________________________________________________________________________________________________________________________
Media (2.0%)
Comcast Cl A                                                                              1,000                        20,125
Deluxe                                                                                   14,900                       437,687
McGraw-Hill                                                                              17,000                     1,513,000
Tele-Communications Cl A                                                                 12,400 (b)                   261,950
Time Warner                                                                             100,700                     4,179,050
                                                                                                                 ____________
Total                                                                                                               6,411,812
_____________________________________________________________________________________________________________________________
Metals (2.7%)
Aluminum Co of Amer                                                                      34,700                     1,925,850
Barrick Gold                                                                            104,500 (c)                 3,069,687
Nucor                                                                                    34,800                     2,022,750
Reynolds Metals                                                                          29,100                     1,556,850
                                                                                                                 ____________
Total                                                                                                               8,575,137
_____________________________________________________________________________________________________________________________
Multi-industry conglomerates (5.4%)
Emerson Electric                                                                         70,600                     5,912,750
General Electric                                                                         87,800 (d)                 6,738,650
Seagram                                                                                 126,200 (c)                 4,590,525
                                                                                                                 ____________
Total                                                                                                              17,241,925
_____________________________________________________________________________________________________________________________
Paper & packaging (1.0%)
Bemis                                                                                    28,200                       796,650
Crown Cork & Seal                                                                         5,200 (b)                   213,850
James River                                                                              30,200                       792,750
Kimberly-Clark                                                                           15,000                     1,209,375
                                                                                                                 ____________
Total                                                                                                               3,012,625
_____________________________________________________________________________________________________________________________
Restaurants & lodging (2.3%)
Hilton Hotels                                                                            56,800                     4,416,200
Luby's Cafeterias                                                                        30,400                       638,400
McDonald's                                                                               46,300                     2,326,575
Wendy's Intl                                                                              2,100                        43,312
                                                                                                                 ____________
Total                                                                                                               7,424,487
_____________________________________________________________________________________________________________________________

PAGE 75
Retail (2.6%)
Federated Dept Stores                                                                     5,700 (b)                   153,900
Gap                                                                                      51,600                     2,431,650
Home Depot                                                                               38,700                     1,780,200
Kroger                                                                                    6,600 (b)                   229,350
May Dept Stores                                                                          40,800                     1,815,600
Nordstrom                                                                                15,200                       596,600

Rite Aid                                                                                 41,400                     1,329,975
                                                                                                                 ____________
Total                                                                                                               8,337,275
_____________________________________________________________________________________________________________________________
Textiles (0.6%)
NIKE Cl B                                                                                 8,000                       558,000
VF                                                                                       24,200                     1,222,100
                                                                                                                 ____________
Total                                                                                                               1,780,100
_____________________________________________________________________________________________________________________________
Utilities-electric (3.0%)
SCE                                                                                     304,900                     5,640,650
Unicom                                                                                  116,300                     3,910,587
                                                                                                                 ____________
Total                                                                                                               9,551,237
_____________________________________________________________________________________________________________________________
Utilities-gas (0.3%)
Tenneco                                                                                  18,500                      955,062
_____________________________________________________________________________________________________________________________
Utilities-telephone (8.7%)
AT&T                                                                                    237,200                    15,862,750
GTE                                                                                      76,500                     3,519,000
MCI Communications                                                                      167,800                     4,803,275
SBC Communications                                                                       58,400                     3,306,900
                                                                                                                 ____________
Total                                                                                                              27,491,925
_____________________________________________________________________________________________________________________________
Total common stocks
(Cost: $266,427,790)                                                                                             $308,259,660
_____________________________________________________________________________________________________________________________

Short-term securities (7.2%)
_____________________________________________________________________________________________________________________________
Issuer                                                     Annualized                 Amount                         Value(a)
                                                             yield on              payable at
                                                              date of                maturity
                                                             purchase
_____________________________________________________________________________________________________________________________
U.S. government agency (1.3%)
Federal Natl Mtge Assn Disc Nts
02-12-96                                                       5.39%                 $2,600,000                  $  2,595,726
02-13-96                                                       5.41                   1,500,000                     1,497,300
                                                                                                                 ____________
Total                                                                                                               4,093,026

PAGE 76
Commercial paper (5.9%)
AT&T
02-20-96                                                       5.54                   1,400,000                     1,395,936
Bayshore Fuel
02-23-96                                                       5.48                   2,100,000                     2,093,006
Colgate Palmolive
03-12-96                                                       5.47                   3,900,000 (e)                 3,874,742
Dean Witter, Discover
02-09-96                                                       5.53                   1,600,000                     1,598,044
02-28-96                                                       5.42                   3,400,000                     3,386,230
Pitney Bowes Credit
02-22-96                                                       5.44                   3,500,000                     3,488,934
Reed Elsevier
02-07-96                                                       5.53                     900,000 (e)                   899,175
02-15-96                                                       5.51                     900,000 (e)                   898,086
Sandoz
02-29-96                                                       5.38                   1,200,000                     1,194,997
                                                                                                                 ____________
Total                                                                                                              18,829,150
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $22,923,948)                                                                                              $ 22,922,176
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $289,351,738)(f)                                                                                          $331,181,836
_____________________________________________________________________________________________________________________________

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Presently non-income producing.
(c) Foreign security values are stated in U.S. dollars. Foreign securities represent 10.3% of the Fund's net assets as of Jan. 31, 1996.
(d) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 4 to the financial statements):

    Type of security                                                                 Contracts
    ___________________________________________________________________________________________
    Standard & Poor's 500 Stock Index, March 1996                                       22
    ___________________________________________________________________________________________

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(f) At Jan. 31, 1996, the cost of securities for federal income tax purposes was $289,572,975 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                         $42,650,028
    Unrealized depreciation                                                          (1,041,167)
    ___________________________________________________________________________________________
    Net unrealized appreciation                                                     $41,608,861
    ___________________________________________________________________________________________

PAGE 77
Part C.       OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)    FINANCIAL STATEMENTS:

       Financial statements filed as part of this post-effective amendment:

       o      Independent Auditors' Report dated March 1, 1996
       o      Statement of Assets and Liabilities, January 31, 1996
       o      Statement of Operations, Year ended January 31, 1996
       o Statements of Changes in Net Assets, for the year ended January 31, 1995 and January 31, 1996
       o      Notes to Financial Statements
       o      Investments in Securities, January 31, 1996
       o      Notes to investment in securities

(b)    EXHIBITS:

 1. Articles of Incorporation as amended on Jan. 16, 1990, filed as exhibit 1 to Registration Statement No. 33-30770 are incorporated herein by reference.

 2. By-laws, filed as Exhibit 2 to Pre-Effective Amendment No. 3 to Registration Statement No. 33-30770 are incorporated herein by reference.

 3.           Not Applicable.

 4.           Not Applicable.

 5. Form of Investment Management and Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-30770 is incorporated herein by reference.

 6. Form of Distribution Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 6 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-30770 is incorporated herein by reference.

PAGE 78
 7. All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

8(a). Form of Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8 to Post-Effective Amendment No. 13 to Registration Statement No. 33-30770 is incorporated herein by reference.

8(b). Form of Custody Agreement between Morgan Stanley Trust Company and IDS Bank & Trust, dated May, 1993 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 33-30770 is incorporated herein by reference.

9(a). Form of Transfer Agency Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(a) to Registrant's Post-Effective Amendment No. 13 to
              Registration Statement No. 33-30770 is incorporated herein by reference.

9(b). Form of Shareholder Service Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 13 to
              Registration Statement No. 33-30770 is incorporated herein by reference.

9(c). Form of Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-30770 is incorporated herein by reference.

10. Opinion and consent of counsel as to the legality of the securities being registered is filed with Registrant's most recent 24f-2 Notice.

11. Independent Auditor's Consent is filed electronically herewith.

12.           None.

13. Agreement made in consideration for providing initial capital between Registrant and IDS Financial Corporation filed as Exhibit No. 13 on March 1, 1990 to Pre-Effective Amendment No. 4 to Registration Statement No. 33-30770 is incorporated herein by reference.

PAGE 79
14. Forms of Keogh, IRA and other retirement plans, filed as Exhibits 14(a) through 14(n) to IDS Growth Fund, Inc., Post-Effective Amendment No. 34 to Registration Statement No. 2-383 on Sept. 8, 1986, are incorporated herein by reference.

15. Form of Plan and Agreement of Distribution between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-30770 is incorporated herein by reference.

16. Copy of Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22, filed as Exhibit 16 on August 29, 1990 to Post-Effective Amendment No. 1 to Registration Statement No. 33-30770 is incorporated herein by reference.

17.           Financial Data Schedule is filed electronically herewith.

18. Copy of plan pursuant to Rule 18f-3 under the 1940 Act filed electronically as Exhibit 18 to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 33-30770 is incorporated herein by reference.

19(a). Directors' Power of Attorney to sign amendments to this Registration Statement, dated Nov. 10, 1994, filed electronically as Exhibit 18(a) to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-30770 is incorporated herein by reference.

19(b). Officers' Power of Attorney to sign amendments to this Registration Statement dated November 1, 1995 is filed electronically herewith.


Item 25.  Persons Controlled by or Under Common Control with
          Registrant

          None.

Item 26.  Number of Holders of Securities

            (1)                         (2)
                                 Number of Record
                                  Holders as of
      Title of Class               March 8, 1996

       Common Stock                  33,467

PAGE 80
Item 27.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment
Company Act of 1940.

PAGE 1

Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:
Ronald G. Abrahamson, Vice President--Service Quality and Reengineering

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Service Quality
                                                                     and Reengineering
American Express Service Corporation                               Vice President

Douglas A. Alger, Vice President--Total Compensation

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Total Compensation

Peter J. Anderson, Director and Senior Vice President--Investments

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Investments
IDS Advisory Group Inc.                                            Director and Chairman
                                                                     of the Board
IDS Capital Holdings Inc.                                          Director and President
IDS International, Inc.                                            Director, Chairman of the
                                                                     Board and Executive Vice
                                                                     President
IDS Securities Corporation                                         Executive Vice President-
                                                                     Investments
NCM Capital Management Group, Inc.      2 Mutual Plaza             Director
                                        501 Willard Street
                                        Durham, NC  27701

Ward D. Armstrong, Vice President-Sales and Marketing, American Express Institutional Services


American Express Financial Advisors     IDS Tower 10               Vice President-Sales and
                                        Minneapolis, MN  55440       Marketing, American
                                                                     Express Institutional
                                                                     Services

Joseph M. Barsky III, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager
IDS Advisory Group Inc.                                            Vice President


Robert C. Basten, Vice President--Tax and Business Services

American Express Financial Advisors     IDS Tower 10               Vice President-Tax
                                        Minneapolis, MN  55440       and Business Services
American Express Tax & Business                                    Director, President and
  Services Inc.                                                      Chief Executive Officer

PAGE 2
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Timothy V. Bechtold, Vice President--Risk Management Products

American Express Financial Advisors     IDS Tower 10               Vice President-Risk
                                        Minneapolis, MN  55440       Management Products
IDS Life Insurance Company                                         Vice President-Risk
                                                                     Management Products

Carl E. Beihl, Vice President--Strategic Technology Planning

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Strategic Technology
                                                                     Planning
Alan F. Bignall, Vice President--Technology and Development

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Technology and
                                                                     Development
American Express Service Corporation                               Vice President


John C. Boeder, Vice President--Mature Market Group

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Mature Market Group
IDS Life Insurance Company of New York  Box 5144                   Director
                                        Albany, NY  12205

Karl J. Breyer, Director, Senior Vice President--Corporate Affairs and General Counsel

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Corporate Affairs and
                                                                     Special Counsel
American Express Minnesota Foundation                              Director
IDS Aircraft Services Corporation                                  Director and President

Harold E. Burke, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel

Daniel J. Candura, Vice President--Marketing Support

American Express Financial Advisors     IDS Tower 10               Vice President-Marketing
                                        Minneapolis, MN  55440       Support

Cynthia M. Carlson, Vice President--American Express Securities Services

American Enterprise Investment          IDS Tower 10               Director, President and
  Services Inc.                         Minneapolis, MN  55440       Chief Executive Officer
American Express Financial Advisors                                Vice President-American
                                                                   Express Securities Services

PAGE 3
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Orison Y. Chaffee III, Vice President--Field Real Estate

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Real Estate

James E. Choat, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President--North
                                                                     Central Region
American Express Minnesota Foundation                              Director
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President--North
                                                                     Central Region
IDS Insurance Agency of Arkansas Inc.                              Vice President--North
                                                                     Central Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President--North
                                                                     Central Region
IDS Insurance Agency of New Mexico Inc.                            Vice President--North
                                                                     Central Region
IDS Insurance Agency of North Carolina Inc.                        Vice President--North
                                                                     Central Region
IDS Insurance Agency of Ohio Inc.                                  Vice President--North
                                                                     Central Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-- North
                                                                     Central Region

Kenneth J. Ciak, Vice President and General Manager--IDS Property Casualty

AMEX Assurance Co.                                                 Director and President
American Express Financial Advisors     IDS Tower 10               Vice President and General
                                        Minneapolis, MN  55440       Manager-IDS Property
                                                                     Casualty
IDS Property Casualty Insurance Co.     I WEG Blvd.                Director and President
                                        DePere, Wisconsin  54115

Colleen Curran, Vice President and Assistant General Counsel
American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
American Express Service Corporation                               Vice President and Chief
                                                                     Legal Counsel

Alan R. Dakay, Vice President--Institutional Products Group

American Centurion Life Assurance Co.   IDS Tower 10               Director and Vice Chairman
                                        Minneapolis, MN  55440       and President, Financial
                                                                     Institutions Division
American Enterprise Life Insurance Co.                             Director and President

PAGE 4
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

IDS Life Insurance Company                                         Vice President -
                                                                     Institutional Insurance
American Express Financial Advisors                                Vice President -
                                                                     Institutional Products
                                                                     Group Marketing

Regenia David, Vice President--Systems Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Systems Services

William H. Dudley, Director and Executive Vice President--Investment Operations

American Express Financial Advisors     IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President-
                                                                     Investment Operations
IDS Advisory Group Inc.                                            Director
IDS Capital Holdings Inc.                                          Director
IDS Futures Corporation                                            Director
IDS Futures III Corporation                                        Director
IDS International, Inc.                                            Director
IDS Securities Corporation                                         Director, Chairman of the
                                                                     Board, President and
                                                                     Chief Executive Officer

Roger S. Edgar, Director, Senior Vice President and Technology Advisor

American Express Financial Advisors     IDS Tower 10               Senior Vice President and
                                        Minneapolis, MN  55440       Technology Advisor

Gordon L. Eid, Director, Senior Vice President and Deputy General Counsel

American Express Financial Advisors     IDS Tower 10               Senior Vice President and
                                        Minneapolis, MN  55440       General Counsel
American Express Insurance Agency of Nevada Inc.                   Director and Vice President
IDS Insurance Agency of Alabama Inc.                               Director and Vice President
IDS Insurance Agency of Arkansas Inc.                              Director and Vice President
IDS Insurance Agency of Massachusetts Inc.                         Director and Vice President
IDS Insurance Agency of New Mexico Inc.                            Director and Vice President
IDS Insurance Agency of North Carolina Inc.                        Director and Vice President
IDS Insurance Agency of Ohio Inc.                                  Director and Vice President
IDS Insurance Agency of Wyoming Inc.                               Director and Vice President
IDS Real Estate Services, Inc.                                     Vice President
Investors Syndicate Development Corp.                              Director

Robert M. Elconin, Vice President--Government Relations

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Government Relations
IDS Life Insurance Company                                         Vice President

PAGE 5
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Mark A. Ernst, Vice President--Retail Services

American Enterprise Investment          IDS Tower 10               Director
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Vice President-
                                                                     Retail Services
American Express Tax & Business                                    Director and Chairman of
  Services Inc.                                                      the Board

Gordon M. Fines, Vice President--Mutual Fund Equity Investments

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Mutual Fund Equity
                                                                     Investments
IDS Advisory Group Inc.                                            Executive Vice President
IDS International, Inc.                                            Vice President and
                                                                     Portfolio Manager

Robert G. Gilbert, Vice President--Real Estate

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Real Estate

John J. Golden, Vice President--Field Compensation Development

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Compensation Development

Harvey Golub, Director

American Express Company                American Express Tower     Chairman and Chief
                                        World Financial Center       Executive Officer
                                        New York, New York  10285
American Express Travel                                            Chairman and Chief
  Related Services Company, Inc.                                     Executive Officer

Morris Goodwin Jr., Vice President and Corporate Treasurer

American Centurion Life Assurance Co.                              Vice President and
                                                                     Treasurer
American Enterprise Investment          IDS Tower 10               Vice President and
  Services Inc.                         Minneapolis, MN  55440       Treasurer
American Enterprise Life Insurance                                 Vice President and
  Company                                                            Treasurer
American Express Financial Advisors                                Vice President and
                                                                     Corporate Treasurer
American Express Insurance Agency of Nevada Inc.                   Vice President and
                                                                     Treasurer
American Express Minnesota Foundation                              Vice President and
                                                                     Treasurer
American Express Service Corporation                               Vice President and
                                                                     Treasurer
American Express Tax & Business                                    Vice President and
  Services Inc.                                                      Treasurer
American Partners Life Insurance Co.                               Vice President and
                                                                     Treasurer
PAGE 6
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

AMEX Assurance Co.                                                 Vice President and
                                                                     Treasurer
IDS Advisory Group Inc.                                            Vice President and
                                                                     Treasurer
IDS Aircraft Services Corporation                                  Vice President and
                                                                     Treasurer
IDS Cable Corporation                                              Director, Vice President
                                                                     and Treasurer
IDS Cable II Corporation                                           Director, Vice President
                                                                     and Treasurer
IDS Capital Holdings Inc.                                          Vice President and
                                                                     Treasurer
IDS Certificate Company                                            Vice President and
                                                                     Treasurer
IDS Deposit Corp.                                                  Director, President
                                                                     and Treasurer
IDS Futures Corp.                                                  Director
IDS Futures III Corp.                                              Director
IDS Insurance Agency of Alabama Inc.                               Vice President and
                                                                     Treasurer
IDS Insurance Agency of Arkansas Inc.                              Vice President and
                                                                     Treasurer
IDS Insurance Agency of Massachusetts Inc.                         Vice President and
                                                                     Treasurer
IDS Insurance Agency of New Mexico Inc.                            Vice President and
                                                                     Treasurer
IDS Insurance Agency of North Carolina Inc.                        Vice President and
                                                                     Treasurer
IDS Insurance Agency of Ohio Inc.                                  Vice President and
                                                                     Treasurer
IDS Insurance Agency of Wyoming Inc.                               Vice President and
                                                                     Treasurer
IDS International, Inc.                                            Vice President and
                                                                     Treasurer
IDS Life Insurance Company                                         Vice President and
                                                                     Treasurer
IDS Life Series Fund, Inc.                                         Vice President and
                                                                     Treasurer
IDS Life Variable Annuity Funds A&B                                Vice President and
                                                                     Treasurer
IDS Management Corporation                                         Director, Vice President
                                                                     and Treasurer
IDS Partnership Services Corporation                               Director, Vice President
                                                                     and Treasurer
IDS Plan Services of California, Inc.                              Vice President and
                                                                     Treasurer
IDS Property Casualty Insurance Co.                                Vice President and
                                                                     Treasurer
IDS Real Estate Services, Inc                                      Vice President and
                                                                     Treasurer
IDS Realty Corporation                                             Director, Vice President
                                                                     and Treasurer
IDS Sales Support Inc.                                             Director, Vice President
                                                                     and Treasurer

PAGE 7
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

IDS Securities Corporation                                         Vice President and
                                                                     Treasurer
Investors Syndicate Development Corp.                              Vice President and
                                                                     Treasurer
National Computer Systems, Inc.         11000 Prairie Lakes Drive  Director
                                        Minneapolis, MN  55440

NCM Capital Management Group, Inc.      2 Mutual Plaza             Director
                                        501 Willard Street
                                        Durham, NC  27701
Sloan Financial Group, Inc.                                        Director

Suzanne Graf, Vice President--Systems Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Systems Services

David A. Hammer, Vice President and Marketing Controller

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Marketing Controller
IDS Plan Services of California, Inc.                              Director and Vice President

Lorraine R. Hart, Vice President--Insurance Investments

American Enterprise Life                IDS Tower 10               Vice President-Investments
  Insurance Company                     Minneapolis, MN  55440
American Express Financial Advisors                                Vice President-Insurance
                                                                     Investments
American Partners Life Insurance Co.                               Director and Vice
                                                                     President-Investments
AMEX Assurance Co.                                                 Vice President-Investments
IDS Certificate Company                                            Vice President-Investments
IDS Life Insurance Company                                         Vice President-Investments
IDS Life Series Fund, Inc.                                         Vice President-Investments
IDS Life Variable Annuity Funds A and B                            Vice President-Investments
IDS Property Casualty Insurance Company                            Vice President-Investment
                                                                     Officer
Investors Syndicate Development Corp.                              Director and Vice
                                                                     President-Investments

Scott A. Hawkinson, Vice President--Assured Assets Product Development and Management

American Express Financial Advisors     IDS Tower 10               Vice President-Assured
                                        Minneapolis, MN  55440       Assets Product
                                                                     Development & Management

James G. Hirsh, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
IDS Securities Corporation                                         Director, Vice President
                                                                     and General Counsel

PAGE 8
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Darryl G. Horsman, Vice President--Product Development and Technology, American Express
Institutional Retirement Services

American Express Trust Company          IDS Tower 10               Director and President
                                        Minneapolis, MN  55440

Kevin P. Howe, Vice President--Government and Customer Relations and Chief Compliance Officer

American Enterprise Investment          IDS Tower 10               Vice President and Chief
  Services Inc.                         Minneapolis, MN  55440       Compliance Officer
American Express Financial Advisors                                Vice President-
                                                                     Government and
                                                                     Customer Relations
American Express Service Corporation                               Vice President
IDS Securities Corporation                                         Vice President and Chief
                                                                     Compliance Officer

David R. Hubers, Director, President and Chief Executive Officer

American Express Financial Advisors     IDS Tower 10               Chairman, Chief Executive
                                        Minneapolis, MN  55440       Officer and President
American Express Service Corporation                               Director and President
AMEX Assurance Co.                                                 Director
IDS Aircraft Services Corporation                                  Director
IDS Certificate Company                                            Director
IDS Life Insurance Company                                         Director
IDS Plan Services of California, Inc.                              Director and President
IDS Property Casualty Insurance Co.                                Director

Marietta L. Johns, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management

James E. Kaarre, Vice President--Marketing Information

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Marketing Information

Linda B. Keene, Vice President--Market Development

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Market Development

G. Michael Kennedy, Vice President--Investment Services and Investment Research

American Express Financial Advisors     IDS Tower 10               Vice President-Investment
                                        Minneapolis, MN  55440       Services and Investment
                                                                     Research

Susan D. Kinder, Director and Senior Vice President--Human Resources

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Human Resources
American Express Minnesota Foundation                              Director
American Express Service Corporation                               Vice President
PAGE 9
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Richard W. Kling, Director and Senior Vice President--Risk Management Products

American Centurion Life Assurance Co.                              Director
American Enterprise Life Insurance Co.  IDS Tower 10               Director and Chairman of
                                        Minneapolis, MN  55440       the Board
American Express Financial Advisors                                Senior Vice President-
                                                                     Risk Management Products
American Express Insurance Agency of Nevada Inc.                   Director and President
American Partners Life Insurance Co.                               Director and Chairman of
                                                                     the Board
AMEX Assurance Co.                                                 Director and Chairman of
                                                                     the Board
IDS Insurance Agency of Alabama Inc.                               Director and President
IDS Insurance Agency of Arkansas Inc.                              Director and President
IDS Insurance Agency of Massachusetts Inc.                         Director and President
IDS Insurance Agency of New Mexico Inc.                            Director and President
IDS Insurance Agency of North Carolina Inc.                        Director and President
IDS Insurance Agency of Ohio Inc.                                  Director and President
IDS Insurance Agency of Wyoming Inc.                               Director and President
IDS Life Insurance Company                                         Director and President
IDS Life Series Fund, Inc.                                         Director and President
IDS Life Variable Annuity Funds A and B                            Director and Chairman of
                                                                     the Board and President
IDS Property Casualty Insurance Co.                                Director and Chairman of
                                                                     the Board
IDS Life Insurance Company              P.O. Box 5144              Director, Chairman of the
   of New York                          Albany, NY  12205            Board and President

Paul F. Kolkman, Vice President--Actuarial Finance

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Actuarial Finance
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President
IDS Life Series Fund, Inc.                                         Vice President and Chief
                                                                     Actuary
IDS Property Casualty Insurance Company                            Director

Claire Kolmodin, Vice President--Service Quality

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Service Quality

Steven C. Kumagai, Director and Senior Vice President--Field Management and Business Systems

American Express Financial Advisors     IDS Tower 10               Director and Senior Vice
                                        Minneapolis, MN  55440       President-Field
                                                                     Management and Business
                                                                     Systems
American Express Service Corporation                               Vice President
PAGE 10
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Edward Labenski, Jr.., Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio
                                                                     Manager
IDS Advisory Group Inc.                                            Senior Vice President

Kurt A. Larson, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio Manager

Lori J. Larson, Vice President--Variable Assets Product Development

American Express Financial Advisors     IDS Tower 10               Vice President-Variable
                                        Minneapolis, MN  55440       Assets Product
                                                                     Development
IDS Cable Corporation                                              Director and Vice President
IDS Cable II Corporation                                           Director and Vice President
IDS Futures Brokerage Group                                        Assistant Vice President-
                                                                     General Manager/Director
IDS Futures Corporation                                            Director and Vice President
IDS Futures III Corporation                                        Director and Vice President
IDS Management Corporation                                         Director and Vice President
IDS Partnership Services Corporation                               Director and Vice President
IDS Realty Corporation                                             Director and Vice President

Ryan R. Larson, Vice President--IPG Product Development

American Centurion Life Assurance Co.                              Director and
                                                                     Vice President-Product
                                                                     Development
American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       IPG Product Development
IDS Life Insurance Company                                         Vice President-
                                                                     Annuity Product
                                                                     Development

Daniel E. Laufenberg, Vice President and Chief U.S. Economist

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Chief U.S. Economist

Richard J. Lazarchic, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager

PAGE 11
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Peter A. Lefferts, Director and Senior Vice President--Corporate Strategy and Development

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Corporate Strategy and
                                                                     Development
American Express Service Corporation                               Director
American Express Trust Company                                     Director
IDS Plan Services of California, Inc.                              Director
Investors Syndicate Development Corp.                              Director

Douglas A. Lennick, Director and Executive Vice President--Private Client Group

American Express Financial Advisors     IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President-Private
                                                                     Client Group
American Express Service Corporation                               Vice President

Jonathan S. Linen, Director


Mary J. Malevich, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio
                                                                     Manager
IDS International, Inc.                                            Vice President and
                                                                     Portfolio Manager

Fred A. Mandell, Vice President--Field Marketing Readiness

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Marketing Readiness

William J. McKinney, Vice President--Field Management Support

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Management Support

Thomas W. Medcalf, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager

William C. Melton, Vice President-International Research and Chief International Economist

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       International Research
                                                                     and Chief International
                                                                     Economist

PAGE 12
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Janis E. Miller, Vice President--Variable Assets

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Variable Assets
IDS Cable Corporation                                              Director and President
IDS Cable II Corporation                                           Director and President
IDS Futures Corporation                                            Director and President
IDS Futures III Corporation                                        Director and President
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President-Variable
                                                                     Assets
IDS Life Series Fund, Inc.                                         Director
IDS Life Variable Annuity Funds A&B                                Director
IDS Management Corporation                                         Director and President
IDS Partnership Services Corporation                               Director and President
IDS Realty Corporation                                             Director and President
IDS Life Insurance Company of New York  Box 5144                   Executive Vice President
                                        Albany, NY  12205

James A. Mitchell, Director and Executive Vice President--Marketing and Products

American Enterprise Investment          IDS Tower 10               Director
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Executive Vice President-
                                                                     Marketing and Products
American Express Tax and Business                                  Director
  Services Inc.
AMEX Assurance Co.                                                 Director
IDS Certificate Company                                            Director and Chairman of
                                                                     the Board
IDS Life Insurance Company                                         Director, Chairman of
                                                                     the Board and Chief
                                                                     Executive Officer
IDS Plan Services of California, Inc.                              Director
IDS Property Casualty Insurance Co.                                Director

Pamela J. Moret, Vice President--Corporate Communications

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Corporate Communications
American Express Minnesota Foundation                              Director and President

Barry J. Murphy, Director and Senior Vice President--Client Service

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Client Service
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President-Client
                                                                     Service

Mary Owens Neal, Vice President--Mature Market Segment

American Express Financial Advisors Inc. IDS Tower 10              Vice President-
                                         Minneapolis, MN  55440      Mature Market Segment
PAGE 13
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Robert J. Neis, Vice President--Technology Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Technology Services

James R. Palmer, Vice President--Insurance Operations

American Express Financial Advisors     IDS Tower 10               Vice President-Taxes
                                        Minneapolis, MN  55440
IDS Aircraft Services Corp.                                        Vice President
IDS Life Insurance Company                                         Vice President-Taxes

Carla P. Pavone, Vice President--Specialty Service Teams and Emerging Business

American Express Financial Advisors     IDS Tower 10               Vice President-Specialty
                                        Minneapolis, MN  55440       Service Teams and
                                                                     Emerging Business

Susan B. Plimpton, Vice President--Segmentation Development and Support

American Express Financial Advisors     IDS Tower 10               Vice President--
                                        Minneapolis, MN  55440       Segmentation Development
                                                                     and Support

Ronald W. Powell, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
IDS Cable Corporation                                              Vice President and
                                                                     Assistant Secretary
IDS Cable II Corporation                                           Vice President and
                                                                     Assistant Secretary
IDS Management Corporation                                         Vice President and
                                                                     Assistant Secretary
IDS Partnership Services Corporation                               Vice President and
                                                                     Assistant Secretary
IDS Plan Services of California, Inc.                              Vice President and
                                                                     Assistant Secretary
IDS Realty Corporation                                             Vice President and
                                                                     Assistant Secretary

James M. Punch, Vice President--Geographic Service Teams

American Express Financial Advisors     IDS Tower 10               Vice President-Geographic
                                        Minneapolis, MN  55440       Services Teams

Frederick C. Quirsfeld, Vice President--Taxable Mutual Fund Investments

American Express Financial Advisors     IDS Tower 10               Vice President--
                                        Minneapolis, MN  55440       Taxable Mutual Fund
                                                                     Investments
IDS Advisory Group Inc.                                            Vice President

PAGE 14
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

ReBecca K. Roloff, Vice President--1994 Program Director

American Express Financial Advisors     IDS Tower 10               Vice President-1994
                                        Minneapolis, MN  55440       Program Director

Stephen W. Roszell, Vice President--Advisory Institutional Marketing

American Express Financial Advisors     IDS Tower 10               Vice President-Advisory
                                        Minneapolis, MN  55440       Institutional Marketing
IDS Advisory Group Inc.                                            President and Chief
                                                                     Executive Officer
IDS Fund Management Limited                                        Director
IDS International, Inc.                                            Director

Robert A. Rudell, Vice President--American Express Institutional Retirement Services

American Express Financial Advisors     IDS Tower 10               Vice President-American
                                        Minneapolis, MN  55440       Express Institutional
                                                                     Services
American Express Trust Company                                     Director and Chairman of
                                                                     the Board
IDS Sales Support Inc.                                             Director and President

John P. Ryan, Vice President and General Auditor

American Express Financial Advisors     IDS Tower 10               Vice President and General
                                        Minneapolis, MN  55440       Auditor

Erven A. Samsel, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President-
                                                                     New England Region
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President-
                                                                     New England Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-
                                                                     New England Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-
                                                                     New England Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-
                                                                     New England Region
IDS Insurance Agency of North Carolina Inc.                        Vice President-
                                                                     New England Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-
                                                                     New England Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-
                                                                     New England Region

PAGE 15
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Stuart A. Sedlacek, Vice President--Assured Assets

American Centurion Life Assurance Co.                              Director and Chairman
                                                                     and President
American Enterprise Life Insurance Co.  IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President, Assured
                                                                     Assets
American Express Financial Advisors                                Vice President-
                                                                     Assured Assets
American Partners Life Insurance Co.                               Director and President
IDS Certificate Company                                            Director and President
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President, Assured
                                                                     Assets
Investors Syndicate Development Corp.                              Director and Chairman of
                                                                     the Board and President

Donald K. Shanks, Vice President--Property Casualty

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440     Property Casualty
IDS Property Casualty Insurance Co.                                Senior Vice President

F. Dale Simmons, Vice President--Senior Portfolio Manager, Insurance Investments

American Enterprise Life Insurance Co.  IDS Tower 10               Vice President-Real
                                        Minneapolis, MN  55440       Estate Loan Management
American Express Financial Advisors                                Vice President-Senior
                                                                     Portfolio Manager,
                                                                     Insurance Investments
American Partners Life Insurance Co.                               Vice President-Real
                                                                     Estate Loan Management
AMEX Assurance Co.                                                 Vice President
IDS Certificate Company                                            Vice President-Real
                                                                     Estate Loan Management
IDS Life Insurance Company                                         Vice President-Real
                                                                     Estate Loan Management
IDS Partnership Services Corporation                               Vice President
IDS Real Estate Services Inc.                                      Director and Vice President
IDS Realty Corporation                                             Vice President
IDS Life Insurance Company of New York  Box 5144                   Vice President and
                                        Albany, NY  12205            Assistant Treasurer

Judy P. Skoglund, Vice President--Human Resources and Organization Development

American Express Financial Advisors     IDS Tower 10               Vice President-Human
                                        Minneapolis, MN  55440       Resources and
                                                                     Organization Development

Ben C. Smith, Vice President--Workplace Marketing

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Workplace Marketing

PAGE 16
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

William A. Smith, Vice President and Controller--Private Client Group

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Controller-Private
                                                                     Client Group

Bridget Sperl, Vice President--Human Resources Management Services

American Express Financial Advisors     IDS Tower 10               Vice President-Human
                                        Minneapolis, MN  55440       Resources Management
                                                                     Services

William A. Stoltzmann, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
American Partners Life Insurance Co.                               Director, Vice President,
                                                                     General Counsel and
                                                                     Secretary
IDS Life Insurance Company                                         Vice President, General
                                                                     Counsel and Secretary
American Enterprise Life Insurance      P.O. Box 534               Director, Vice President,
  Company                               Minneapolis, MN  55440       General Counsel
                                                                     and Secretary

James J. Strauss, Vice President--Corporate Planning and Analysis

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Corporate Planning and
                                                                     Analysis

Jeffrey J. Stremcha, Vice President--Information Resource Management/ISD

American Express Financial Advisors     IDS Tower 10               Vice President-Information
                                        Minneapolis, MN  55440       Resource Management/ISD

John R. Thomas, Director and Senior Vice President--Information and Technology

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Information and
                                                                     Technology

Melinda S. Urion, Director, Senior Vice President and Chief Financial Officer

American Enterprise Life                IDS Tower 10               Vice President and
  Insurance Company                     Minneapolis, MN  55440       Controller
American Express Financial Advisors                                Senior Vice President and
                                                                     Chief Financial Officer
American Partners Life Insurance Co.                               Director and Vice President
IDS Life Insurance Company                                         Director, Executive Vice
                                                                     President and Controller
IDS Life Series Fund, Inc.                                         Vice President and
                                                                     Controller

PAGE 17
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Wesley W. Wadman, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio Manager
IDS Advisory Group Inc.                                            Executive Vice President
IDS Fund Management Limited                                        Director and Vice Chairman
IDS International, Inc.                                            Senior Vice President

Norman Weaver Jr., Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President--
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President-Southeast
                                                                     Region
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-Pacific
                                                                     Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-Pacific
                                                                     Region
IDS Insurance Agency of North Carolina Inc.                        Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-Pacific
                                                                     Region

Michael L. Weiner, Vice President--Tax Research and Audit

American Express Financial Advisors     IDS Tower 10               Vice President-Tax Research
                                        Minneapolis, MN  55440       and Audit
IDS Capital Holdings Inc.                                          Vice President
IDS Futures Brokerage Group                                        Vice President
IDS Futures Corporation                                            Vice President, Treasurer
                                                                     and Secretary
IDS Futures III Corporation                                        Vice President, Treasurer
                                                                     and Secretary

James M. Weiss, Vice President and Senior Portfolio Manager

American Express Financial Advisors Inc.                           Vice President and Senior
                                                                     Portfolio Manager
IDS Advisory Group Inc.                                            Executive Vice President

Lawrence J. Welte, Vice President--Investment Administration

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Investment Administration
IDS Securities Corporation                                         Director, Executive Vice
                                                                     President and Chief
                                                                     Operating Officer

PAGE 18
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Jeffry F. Welter, Vice President--Equity and Fixed Income Trading

American Express Financial Advisors     IDS Tower 10               Vice President-Equity
                                        Minneapolis, MN  55440       and Fixed Income Trading

William N. Westhoff, Director, Senior Vice President and Global Chief Investment Officer

American Enterprise Life Insurance      IDS Tower 10               Director
  Company                               Minneapolis, MN  55440
American Express Financial Advisors                                Senior Vice President and
                                                                     Global Chief Investment
                                                                     Officer
IDS Fund Management Limited                                        Director
IDS International, Inc.                                            Director
IDS Partnership Services Corporation                               Director and Vice President
IDS Real Estate Services Inc.                                      Director, Chairman of the
                                                                     Board and President
IDS Realty Corporation                                             Director and Vice President
Investors Syndicate Development Corp.                              Director

Edwin M. Wistrand, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel

Michael R. Woodward, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President-
                                                                     North Region
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President-
                                                                     North Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-
                                                                     North Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-
                                                                     North Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-
                                                                     North Region

IDS Insurance Agency of North Carolina Inc.                        Vice President-
                                                                     North Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-
                                                                     North Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-
                                                                     North Region
IDS Life Insurance Company              Box 5144                   Director
  of New York                           Albany, NY  12205

PAGE 19
Item 29.     Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

      IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc. and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Ronald G. Abrahamson     Vice President-              None
IDS Tower 10             Service Quality and
Minneapolis, MN 55440    Reengineering

Douglas A. Alger         Vice President-Total         None
IDS Tower 10             Compensation
Minneapolis, MN 55440

Peter J. Anderson        Senior Vice President-       Vice
IDS Tower 10             Investments                  President--
Minneapolis, MN 55440                                 Investments

Ward D. Armstrong        Vice President-              None
IDS Tower 10             Sales and Marketing,
Minneapolis, MN  55440   American Express
                         Institutional Retirement
                         Services

Alvan D. Arthur          Group Vice President-        None
Suite 105                Central California/
2710 S. Gateway Oaks Dr. Western Nevada
Sacramento, CA  95833

Joseph M. Barsky III     Vice President-Senior        None
IDS Tower 10             Portfolio Manager
Minneapolis, MN  55440

Robert C. Basten         Vice President-Tax           None
IDS Tower 10             and Business Services
Minneapolis, MN  55440

PAGE 20
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Timothy V. Bechtold      Vice President-Risk          None
IDS Tower 10             Management Products
Minneapolis, MN  55440

John D. Begley           Group Vice President-        None
Suite 100                Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Carl E. Beihl            Vice President-              None
IDS Tower 10             Strategic Technology
Minneapolis, MN 55440    Planning

Jack A. Benjamin         Group Vice President-        None
Suite 200                Greater Pennsylvania
3500 Market Street
Camp Hill, PA  17011

Alan F. Bignall          Vice President-              None
IDS Tower 10             Technology and
Minneapolis, MN 55440    Development

Brent L. Bisson          Group Vice President-        None
Ste 900 E. Westside Twr  Los Angeles Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder           Vice President-              None
IDS Tower 10             Mature Market Group
Minneapolis, MN  55440

Walter K. Booker         Group Vice President-        None
Suite 200                New Jersey
3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon        Group Vice President-        None
Galleria One Suite 1900  Gulf States
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch        Group Vice President-        None
Suite 200                Northwest
West 111 North River Dr
Spokane, WA  99201

Karl J. Breyer           Senior Vice President-       None
IDS Tower 10             Corporate Affairs and
Minneapolis, MN 55440    Special Counsel

PAGE 21
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Harold E. Burke          Vice President               None
IDS Tower 10             and Assistant
Minneapolis, MN 55440    General Counsel

Daniel J. Candura        Vice President-              None
IDS Tower 10             Marketing Support
Minneapolis, MN  55440

Cynthia M. Carlson       Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN  55440   Securities Services

Orison Y. Chaffee III    Vice President-Field         None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

James E. Choat           Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN  55440

Kenneth J. Ciak          Vice President and           None
IDS Property Casualty    General Manager-
1400 Lombardi Avenue     IDS Property Casualty
Green Bay, WI 54304

Roger C. Corea           Group Vice President-        None
290 Woodcliff Drive      Upstate New York
Fairport, NY  14450

Henry J. Cormier         Group Vice President-        None
Commerce Center One      Connecticut
333 East River Drive
East Hartford, CT  06108

John M. Crawford         Group Vice President-        None
Suite 200                Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe           Group Vice President-        None
Suite 312                Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran           Vice President and           None
IDS Tower 10             Assistant General Counsel
Minneapolis, MN  55440

Alan R. Dakay            Vice President-              None
IDS Tower 10             Institutional Products
Minneapolis, MN 55440    Group
PAGE 22
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Regenia David            Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

Scott M. DiGiammarino    Group Vice President-        None
Suite 500                Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew         Group Vice President-        None
Two Datran Center        Eastern Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

William H. Dudley        Director and Executive       Director
IDS Tower 10             Vice President-
Minneapolis MN 55440     Investment Operations

Roger S. Edgar           Senior Vice President        None
IDS Tower 10             and Technology Advisor
Minneapolis, MN 55440

Gordon L. Eid            Senior Vice President        None
IDS Tower 10             and General Counsel
Minneapolis, MN 55440

Robert M. Elconin        Vice President-              None
IDS Tower 10             Government Relations
Minneapolis, MN  55440

Mark A. Ernst            Vice President-              None
IDS Tower 10             Retail Services
Minneapolis, MN 55440

Joseph Evanovich Jr.     Group Vice President-        None
One Old Mill             Nebraska/Iowa/Dakotas
101 South 108th Avenue
Omaha, NE  68154

Louise P. Evenson        Group Vice President-        None
Suite 200                San Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines          Vice President-              None
IDS Tower 10             Mutual Fund Equity
Minneapolis MN 55440     Investments

PAGE 23
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Douglas L. Forsberg      Group Vice President-        None
Suite 100                Portland/Eugene
7931 N. E. Halsey
Portland, OR  97213

William P. Fritz         Group Vice President-        None
Suite 160                Northern Missouri
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans             Group Vice President-        None
8500 Tower Suite 1770    Twin City Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

Robert G. Gilbert        Vice President-              None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

John J. Golden           Vice President-              None
IDS Tower 10             Field Compensation
Minneapolis, MN  55440   Development

Morris Goodwin Jr.       Vice President and           None
IDS Tower 10             Corporate Treasurer
Minneapolis, MN 55440

Suzanne Graf             Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

Bruce M. Guarino         Group Vice President-        None
Suite 1736               Hawaii
1585 Kapiolani Blvd.
Honolulu, HI  96814

David A. Hammer          Vice President               None
IDS Tower 10             and Marketing
Minneapolis, MN  55440   Controller

Teresa A. Hanratty       Group Vice President-        None
Suites 6&7               Northern New England
169 South River Road
Bedford, NH  03110

John R. Hantz            Group Vice President-        None
Suite 107                Detroit Metro
17177 N. Laurel Park
Livonia, MI  48154

PAGE 24
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Robert L. Harden         Group Vice President-        None
Two Constitution Plaza   Boston Metro
Boston, MA  02129

Lorraine R. Hart         Vice President-              None
IDS Tower 10             Insurance Investments
Minneapolis, MN 55440

Scott A. Hawkinson       Vice President-Assured       None
IDS Tower 10             Assets Product Development
Minneapolis, MN 55440    and Management

Brian M. Heath           Group Vice President-        None
Suite 150                North Texas
801 E. Campbell Road
Richardson, TX  75081

James G. Hirsh           Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN  55440   Counsel

David J. Hockenberry     Group Vice President-        None
30 Burton Hills Blvd.    Eastern Tennessee
Suite 175
Nashville, TN  37215

Kevin P. Howe            Vice President-              None
IDS Tower 10             Government and
Minneapolis, MN  55440   Customer Relations and
                         Chief Compliance Officer

David R. Hubers          Chairman, Chief              Director
IDS Tower 10             Executive Officer and
Minneapolis, MN 55440    President

Marietta L. Johns        Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN 55440

James E. Kaarre          Vice President-              None
IDS Tower 10             Marketing Information
Minneapolis, MN  55440

Linda B. Keene           Vice President-              None
IDS Tower 10             Market Development
Minneapolis, MN  55440

G. Michael Kennedy       Vice President-Investment    None
IDS Tower 10             Services and Investment
Minneapolis, MN  55440   Research

PAGE 25
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Susan D. Kinder          Senior Vice President-       None
IDS Tower 10             Human Resources
Minneapolis, MN 55440

Richard W. Kling         Senior Vice President-       None
IDS Tower 10             Risk Management Products
Minneapolis, MN  55440

Paul F. Kolkman          Vice President-              None
IDS Tower 10             Actuarial Finance
Minneapolis, MN 55440

Claire Kolmodin          Vice President-              None
IDS Tower 10             Service Quality
Minneapolis, MN  55440

David S. Kreager         Group Vice President-        None
Ste 108 Trestle Bridge V Greater Michigan
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai        Director and Senior          None
IDS Tower 10             Vice President-Field
Minneapolis, MN 55440    Management and Business
                         Systems

Mitre Kutanovski         Group Vice President-        None
Suite 680                Chicago Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski Jr.      Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Kurt A. Larson           Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

Lori J. Larson           Vice President-              None
IDS Tower 10             Variable Assets Product
Minneapolis, MN  55440   Development

Ryan R. Larson           Vice President-              None
IDS Tower 10             IPG Product Development
Minneapolis, MN 55440

Daniel E. Laufenberg     Vice President and           None
IDS Tower 10             Chief U.S. Economist
Minneapolis, MN  55440

PAGE 26
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Richard J. Lazarchic     Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

Peter A. Lefferts        Senior Vice President-       None
IDS Tower 10             Corporate Strategy and
Minneapolis, MN  55440   Development

Douglas A. Lennick       Director and Executive       None
IDS Tower 10             Vice President-Private
Minneapolis, MN  55440   Client Group

Mary J. Malevich         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Fred A. Mandell          Vice President-              None
IDS Tower 10             Field Marketing Readiness
Minneapolis, MN  55440

Daniel E. Martin         Group Vice President-        None
Suite 650                Pittsburgh Metro
5700 Corporate Drive
Pittsburgh, PA  15237

William J. McKinney      Vice President-              None
IDS Tower 10             Field Management
Minneapolis, MN  55440   Support

Thomas W. Medcalf        Vice President-              None
IDS Tower 10             Senior Portfolio Manager
Minneapolis, MN 55440

William C. Melton        Vice President-              None
IDS Tower 10             International Research
Minneapolis, MN 55440    and Chief International
                         Economist

Janis E. Miller          Vice President-              None
IDS Tower 10             Variable Assets
Minneapolis, MN 55440

James A. Mitchell        Executive Vice President-    None
IDS Tower 10             Marketing and Products
Minneapolis, MN 55440

John P. Moraites         Group Vice President-        None
Union Plaza Suite 900    Kansas/Oklahoma
3030 Northwest Expressway
Oklahoma City, OK  73112

PAGE 27
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Pamela J. Moret          Vice President-              None
IDS Tower 10             Corporate Communications
Minneapolis, MN 55440

Alan D. Morgenstern      Group Vice President-        None
Suite 200                At Large
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy          Senior Vice President-       None
IDS Tower 10             Client Service
Minneapolis, MN  55440

Mary Owens Neal          Vice President-              None
IDS Tower 10             Mature Market Segment
Minneapolis, MN  55440

Robert J. Neis           Vice President-              None
IDS Tower 10             Technology Services
Minneapolis, MN 55440

Ronald E. Newton         Group Vice President-        None
319 Southbridge St.      Rhode Island/Central
Auburn, MA  01501        Massachusetts

Thomas V. Nicolosi       Group Vice President-        None
Suite 220                New York Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

James R. Palmer          Vice President-              None
IDS Tower 10             Taxes
Minneapolis, MN 55440

Carla P. Pavone          Vice President-              None
IDS Tower 10             Specialty Service Teams
Minneapolis, MN  55440   and Emerging Business

Susan B. Plimpton        Vice President-              None
IDS Tower 10             Segmentation Development
Minneapolis, MN 55440    and Support

Larry M. Post            Group Vice President-        None
One Tower Bridge         Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell         Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

PAGE 28
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

James M. Punch           Vice President-              None
IDS Tower 10             Geographical Service
Minneapolis, MN 55440    Teams

Frederick C. Quirsfeld   Vice President-Taxable       None
IDS Tower 10             Mutual Fund Investments
Minneapolis, MN 55440

R. Daniel Richardson     Group Vice President-        None
Suite 800                Southern Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

Roger B. Rogos           Group Vice President-        None
One Sarasota Tower       Western Florida
Suite 700
Two N. Tamiami Trail
Sarasota, FL  34236

ReBecca K. Roloff        Vice President-1994          None
IDS Tower 10             Program Director
Minneapolis, MN  55440

Stephen W. Roszell       Vice President-              None
IDS Tower 10             Advisory Institutional
Minneapolis, MN  55440   Marketing

Max G. Roth              Group Vice President-        None
Suite 201 S IDS Ctr      Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Robert A. Rudell         Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN 55440    Institutional Retirement
                         Services

John P. Ryan             Vice President and           None
IDS Tower 10             General Auditor
Minneapolis, MN 55440

Erven Samsel             Senior Vice President-       None
45 Braintree Hill Park   Field Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano      Group Vice President-        None
Suite 201                Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

PAGE 29
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

William G. Scholz        Group Vice President-        None
Suite 205                Arizona/Las Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek       Vice President-              None
IDS Tower 10             Assured Assets
Minneapolis, MN  55440

Donald K. Shanks         Vice President-              None
IDS Tower 10             Property Casualty
Minneapolis, MN  55440

F. Dale Simmons          Vice President-Senior        None
IDS Tower 10             Portfolio Manager,
Minneapolis, MN 55440    Insurance Investments

Judy P. Skoglund         Vice President-              None
IDS Tower 10             Human Resources and
Minneapolis, MN  55440   Organization Development

Julian W. Sloter         Group Vice President-        None
Ste 1700 Orlando FinCtr  Orlando/Jacksonville
800 North Magnolia Ave.
Orlando, FL  32803

Ben C. Smith             Vice President-              None
IDS Tower 10             Workplace Marketing
Minneapolis, MN  55440

William A. Smith         Vice President and           None
IDS Tower 10             Controller-Private
Minneapolis, MN 55440    Client Group

James B. Solberg         Group Vice President-        None
466 Westdale Mall        Eastern Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl            Vice President-              None
IDS Tower 10             Human Resources
Minneapolis, MN 55440    Management Services

Paul J. Stanislaw        Group Vice President-        None
Suite 1100               Southern California
Two Park Plaza
Irvine, CA  92714

Lois A. Stilwell         Group Vice President-        None
Suite 433                Outstate Minnesota Area/
9900 East Bren Road      North Dakota/Western Wisconsin
Minnetonka, MN  55343

PAGE 30
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

William A. Stoltzmann    Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

James J. Strauss         Vice President-              None
IDS Tower 10             Corporate Planning
Minneapolis, MN 55440    and Analysis

Jeffrey J. Stremcha      Vice President-Information   None
IDS Tower 10             Resource Management/ISD
Minneapolis, MN  55440

Neil G. Taylor           Group Vice President-        None
Suite 425                Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas           Senior Vice President-       Director
IDS Tower 10             Information and
Minneapolis, MN 55440    Technology

Melinda S. Urion         Senior Vice President        Treasurer
IDS Tower 10             and Chief Financial
Minneapolis, MN 55440    Officer

Peter S. Velardi         Group Vice President-        None
Suite 180                Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer  Group Vice President-        None
Suite 100                Denver/Salt Lake City/
Stanford Plaza II        Albuquerque
7979 East Tufts Ave Pkwy
Denver, CO  80237

Wesley W. Wadman         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Norman Weaver Jr.        Senior Vice President-       None
1010 Main St Suite 2B    Field Management
Huntington Beach, CA  92648

Michael L. Weiner        Vice President-              None
IDS Tower 10             Tax Research and Audit
Minneapolis, MN 55440

James M. Weiss           Vice President-Senior        None
IDS Tower 10             Portfolio Manager
Minneapolis, MN  55440

PAGE 31
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Lawrence J. Welte        Vice President-              None
IDS Tower 10             Investment Administration
Minneapolis, MN  55440

Jeffry M. Welter         Vice President-              None
IDS Tower 10             Equity and Fixed Income
Minneapolis, MN  55440   Trading

William N. Westhoff      Senior Vice President and    None
IDS Tower 10             Global Chief Investment
Minneapolis, MN  55440   Officer

Thomas L. White          Group Vice President-        None
Suite 200                Cleveland Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams         Group Vice President-        None
Suite 250                Virginia
3951 Westerre Parkway
Richmond, VA  23233

Edwin M. Wistrand        Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

Michael R. Woodward      Senior Vice President-       None
32 Ellicott St Ste 100   Field Management
Batavia, NY  14020

Item 29(c). Not applicable.

Item 30.    Location of Accounts and Records

            American Express Financial Corporation
            IDS Tower 10
            Minneapolis, MN  55440

Item 31.    Management Services:  Not Applicable.

Item 32.    Undertakings

            (a) Not Applicable.
            (b) Not Applicable.
            (c) The Registrant undertakes to furnish each person to
                whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PAGE 81
                                          SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Market Advantage Series, Inc. certifies that it meets the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1993, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 22nd day of March, 1996.


IDS MARKET ADVANTAGE SERIES, INC.



by /s/ Melinda S. Urion**
       Melinda S. Urion, Treasurer


by /s/ William R. Pearce**
       William R. Pearce, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 22nd day of March, 1996.

Signatures                                   Capacity

/s/  William R. Pearce**                     President, Principal
     William R. Pearce                       Executive Officer and
                                             Director

/s/  Leslie L. Ogg**                         Vice President,
     Leslie L. Ogg                           General Counsel and
                                             Secretary

/s/  Lynne V. Cheney*                        Director
     Lynne V. Cheney


/s/  William H. Dudley*                      Director
     William H. Dudley

/s/  Robert F. Froehlke*                     Director
     Robert F. Froehlke


/s/  David R. Hubers*                        Director
     David R. Hubers


/s/  Heinz F. Hutter*                        Director
     Heinz F. Hutter

/s/  Anne P. Jones*                          Director
     Anne P. Jones

PAGE 82
Signatures                                   Capacity


/s/  Donald M. Kendall*                      Director
     Donald M. Kendall


/s/  Melvin R. Laird*                        Director
     Melvin R. Laird


 /s/  Lewis W. Lehr*                         Director
      Lewis W. Lehr


/s/  Edson W. Spencer*                       Director
     Edson W. Spencer


/s/  John R. Thomas*                         Director
     John R. Thomas


/s/  Wheelock Whitney*                       Director
     Wheelock Whitney


/s/  C. Angus Wurtele*                       Director
     C. Angus Wurtele


* Signed pursuant to Directors' Power of Attorney dated Nov. 10,
1994, filed electronically as Exhibit 18(a) to Registrant's Post-
Effective Amendment No. 13, by:




Leslie L. Ogg


** Signed pursuant to Officers' Power of Attorney dated November 1, 1995, filed electronically herewith, by:





Leslie L. Ogg

PAGE 83
CONTENTS OF THIS
POST-EFFECTIVE AMENDMENT NO. 15
TO REGISTRATION STATEMENT NO. 33-30770


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

       The prospectus.

Part B.

       Statement of Additional Information.

       Financial Statements.

Part C.

       Other information.

The signatures.